UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Multi-Asset Income Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7%
Consumer Discretionary - 7.5%
Best Buy,
Sr. Unscd. Bonds		5.50	3/15/21	210,000		225,245
Bunzl Finance,
Gtd. Bonds	GBP	2.25	6/11/25	102,000		144,346
CCO Holdings,
Sr. Unscd. Notes		5.75	1/15/24	65,000		67,113
CCO Holdings,
Sr. Unscd. Notes		5.50	5/1/26	70,000	[b]	71,575
CPUK Finance,
Sr. Scd. Bonds	GBP	4.25	2/28/47	100,000		145,335
CPUK Finance,
Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		290,376
Dollar General,
Sr. Unscd. Notes		3.25	4/15/23	99,000		99,142
Dollar General,
Sr. Unscd. Notes		4.15	11/1/25	208,000		217,390
EI Group,
First Mortgage Bonds	GBP	6.50	12/6/18	16,000		23,660
EI Group,
First Mortgage Bonds	GBP	6.38	2/15/22	100,000		151,815
Hella Finance International,
Gtd. Notes	EUR	1.00	5/17/24	194,000		241,563
John Lewis,
Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		268,819
KFC & Pizza Hut Holdings,
Gtd. Notes		5.00	6/1/24	257,000		260,855
Mitchells & Butlers Finance,
Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/28	172,564		288,977
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	200,000		261,788
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		139,936
Virgin Media Receivables Financing Notes
I DAC,
Sr. Scd. Bonds	GBP	5.50	9/15/24	208,000		303,203
Volkswagen International Finance,
Gtd. Bonds	EUR	1.13	10/2/23	100,000		125,655
Wagamama Finance,
Sr. Scd. Notes	GBP	4.13	7/1/22	100,000		140,743
						3,467,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Consumer Staples - 2.7%
Anheuser-Busch InBev Finance,
Gtd. Notes		1.90	2/1/19	130,000		129,529
Fomento Economico Mexicano,
Sr. Unscd. Bonds	EUR	1.75	3/20/23	207,000		270,304
Iceland Bondco,
Sr. Scd. Notes	GBP	4.63	3/15/25	100,000		134,900
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[b]	151,135
PepsiCo,
Sr. Unscd. Notes		2.00	4/15/21	96,000		94,369
Post Holdings,
Gtd. Notes		5.50	3/1/25	43,000	[b]	44,398
Sigma Alimentos,
Sr. Unscd. Notes		4.13	5/2/26	200,000		200,700
Spectrum Brands,
Gtd. Notes		6.63	11/15/22	220,000		228,525
						1,253,860
Energy - 2.0%
BP Capital Markets,
Gtd. Notes	GBP	4.33	12/10/18	100,000		146,323
BP Capital Markets,
Gtd. Notes	EUR	1.12	1/25/24	200,000		254,271
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	230,000		234,025
Shell International Finance,
Gtd. Notes, 3 Month LIBOR + .45%		1.86	5/11/20	287,000	[c]	289,552
						924,171
Financials - 20.2%
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/25	181,000		245,151
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/24	100,000		148,371
Aquarius & Investments,
Jr. Sub. Notes		8.25	9/29/49	200,000		206,126
Banco Bilbao Vizcaya Argentaria,
Jr. Sub. Notes	EUR	5.88	5/24/22	200,000		278,262
Banco Santander,
Jr. Sub. Bonds	EUR	5.25	9/29/23	200,000		271,858
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		1.25	6/25/18	460,000	[b]	459,038
Bank of England,
Sr. Unscd. Notes		1.25	3/14/19	410,000		406,086
Bank of Ireland Group,
Sub. Notes	GBP	3.13	9/19/27	100,000		143,040
Citigroup,
Sr. Unscd. Notes, 3 Month LIBOR + .93%		2.45	6/7/19	76,000	[c]	76,660

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Financials - 20.2% (continued)
Citigroup,
Sub. Notes		5.50	9/13/25	240,000		267,732
Close Brothers Finance,
Gtd. Notes	GBP	2.75	10/19/26	141,000		205,475
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		247,230
Coventry Building Society,
Covered Bonds, 3 Month LIBOR + .30%	GBP	0.81	3/17/20	100,000	[c]	142,568
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/31/49	200,000		298,539
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		264,446
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000		131,387
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	500,000		499,898
ECL Finance,
Sr. Scd. Notes	INR	9.05	12/28/19	14,500,000		229,627
Housing Development Finance,
Sr. Unscd. Notes	INR	7.88	8/21/19	10,000,000		159,437
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	195,000		336,521
Investec,
Jr. Sub. Notes	GBP	6.75	12/5/49	200,000	[c]	303,782
JAB Holdings,
Gtd. Bonds	EUR	1.25	5/22/24	100,000		125,482
JPMorgan Chase & Co.,
Sr. Unscd. Notes, 3 Month LIBOR +
1.21%		2.97	10/29/20	163,000	[c]	166,990
Lloyds Bank,
Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		113,798
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/31/49	200,000		300,511
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	12/31/49	200,000		299,729
New York Life Global Funding,
Scd. Notes		1.70	9/14/21	280,000		269,409
Rabobank Nederland,
Sr. Unscd. Notes	AUD	7.25	4/20/18	250,000		203,716
Royal Bank of Canada,
Covered Bonds		2.00	10/1/18	125,000		124,913
Royal Bank of Canada,
Covered Bonds		1.88	2/5/20	280,000		276,641
Santander UK,
Sub. Notes	GBP	9.63	10/30/23	147,000		221,959
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	196,780		249,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Financials - 20.2% (continued)
Societe Generale,
Jr. Sub. Notes	EUR	6.75	12/31/49	100,000		141,697
TP ICAP,
Gtd. Notes	GBP	5.25	1/26/24	190,000		289,395
UBS,
Sub. Notes	EUR	4.75	2/12/26	235,000		324,822
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		151,492
US Bancorp,
Sr. Unscd. Notes, 3 Month LIBOR + .49%		1.91	11/15/18	100,000	[c]	100,318
US Bank,
Sr. Unscd. Notes, 3 Month LIBOR + .41%		2.16	4/26/19	280,000	[c]	280,980
Westpac Banking,
Covered Notes		1.38	5/30/18	330,000		329,481
						9,291,811
Foreign/Governmental - 29.6%
Asian Development Bank,
Sr. Unscd. Notes, 3 Month LIBOR + .01%		1.72	7/10/19	165,000	[c]	164,988
Brazil Letras do Tesouro Nacional,
Bills	BRL	0.00	7/1/21	3,000,000	[d]	702,767
Brazilian Government,
Sr. Unscd. Bonds		5.00	1/27/45	240,000		222,960
Brazilian Government,
Sr. Unscd. Notes		4.63	1/13/28	230,000		228,678
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/19	400,000		394,527
Canada Housing Trust No 1,
Govt. Gtd. Bonds	CAD	2.00	12/15/19	1,140,000	[b]	928,776
Dominican Government,
Sr. Unscd. Bonds		7.45	4/30/44	280,000		332,500
Ecuadorian Government,
Sr. Unscd. Bonds		10.50	3/24/20	200,000		220,500
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes, 3 Month LIBOR + 0%		1.67	3/23/20	620,000	[c]	619,676
Export-Import Bank of Korea,
Sr. Unscd. Notes, 3 Month LIBOR + .46%		2.20	10/21/19	401,000	[c]	400,529
Export-Import Bank of Korea,
Sr. Unscd. Notes, Ser. 5FRN, 3 Month
LIBOR + .88%		2.62	1/25/22	309,000	[c]	310,482
FMS Wertmanagement,
Gtd. Notes, 3 Month LIBOR + .10%		1.56	11/27/19	600,000	[c]	600,994
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	5,690,000,000		479,178
Instituto de Credito Oficial,
Govt. Gtd. Notes		1.63	9/14/18	390,000		388,681

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Foreign/Governmental - 29.6% (continued)
International Bank for Reconstruction &
Development,
Sr. Unscd. Bonds, 3 Month LIBOR +
.28%		1.69	2/11/21	410,000	[c]	412,820
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	3/1/21	340,000		467,895
Kommunalbanken,
Sr. Unscd. Notes, 3 Month LIBOR + .13%		1.51	5/2/19	190,000	[c]	190,289
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/21	410,000		398,108
Kuwaiti Government,
Sr. Unscd. Bonds		2.75	3/20/22	630,000		622,161
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	188,000		45,267
Malaysian Government,
Sr. Unscd. Bonds, Ser. 217	MYR	4.06	9/30/24	2,601,000		671,887
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	14,820,000		813,601
Netherlands Development Finance,
Govt. Gtd. Notes, 3 Month LIBOR + .14%		1.88	10/21/19	192,000	[c]	192,328
New Zealand Government,
Sr. Unscd. Bonds	NZD	3.00	4/15/20	930,000		695,709
New Zealand Government,
Sr. Unscd. Bonds	NZD	4.50	4/15/27	238,000		185,260
Peruvian Government,
Sr. Unscd. Notes	PEN	8.20	8/12/26	550,000		217,265
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	600,000		222,719
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		411,055
Queensland Treasury,
Govt. Gtd. Bonds, Ser. 27	AUD	2.75	8/20/27	377,000	[b]	291,748
Russian Government,
Sr. Unscd. Bonds		4.25	6/23/27	200,000		205,493
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b]	199,368
Treasury Corporation of Victoria,
Govt. Gtd. Notes	AUD	4.25	12/20/32	537,000		472,408
Turkish Government,
Sr. Unscd. Bonds		6.75	4/3/18	450,000		453,346
Vietnamese Government,
Sr. Unscd. Bonds		6.75	1/29/20	400,000		427,390
						13,591,353
Health Care - 1.1%
BUPA Finance,
Gtd. Bonds	GBP	6.13	12/29/49	130,000		204,212
Rede D'Or Finance SARL,
Gtd. Notes		4.95	1/17/28	200,000		197,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Health Care - 1.1% (continued)
Teva Pharmaceuticals,
Gtd. Notes		2.20	7/21/21	98,000		91,384
						493,471
Industrials - 3.4%
AA Bond,
Scd. Notes	GBP	5.50	7/31/43	100,000		143,465
AA Bond,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		149,301
CEMEX Finance,
Sr. Scd. Notes		6.00	4/1/24	220,000		231,660
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	160,000		237,291
General Electric,
Sr. Unscd. Notes	GBP	6.44	11/15/22	23,099		36,849
GMR Hyderabad International Airport,
Sr. Scd. Notes		4.25	10/27/27	200,000		192,067
Go-Ahead Group,
Gtd. Bonds	GBP	2.50	7/6/24	130,000		182,781
Heathrow Finance,
Sr. Scd. Bonds	GBP	3.88	3/1/27	175,000		248,554
Jeld-Wen Holding,
Notes		4.63	12/15/25	140,000	[b]	140,350
						1,562,318
Information Technology - 2.3%
eBay,
Sr. Unscd. Notes, 3 Month LIBOR + .48%		1.86	8/1/19	329,000	[c]	330,128
EMC,
Sr. Unscd. Notes		1.88	6/1/18	260,000		258,929
Microsoft,
Sr. Unscd. Bonds		2.00	8/8/23	250,000		239,364
Western Digital,
Sr. Unscd. Notes		7.38	4/1/23	210,000	[b]	229,162
						1,057,583
Materials - 1.6%
Anglo American Capital,
Gtd. Notes		9.38	4/8/19	200,000	[b]	215,854
Packaging Corp of America,
Sr. Unscd. Notes		2.45	12/15/20	71,000		70,680
Packaging Corp of America,
Sr. Unscd. Notes		3.40	12/15/27	160,000		157,785
PSPC Escrow,
Sr. Unscd. Notes	EUR	6.00	2/1/23	110,000		142,990
SIG Combibloc Holdings,
Sr. Scd. Notes	EUR	7.75	2/15/23	100,000		129,218

716,527

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 93.7% (continued)
Real Estate - 1.3%
Iron Mountain,
Gtd. Notes	EUR	3.00	1/15/25	100,000		125,667
SELP Finance Sarl,
Gtd. Bonds	EUR	1.25	10/25/23	150,000		186,406
Summit Germany,
Sr. Unscd. Bonds	EUR	2.00	1/31/25	122,000		150,669
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	73,065		120,760
						583,502
Telecommunication Services - 3.4%
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	120,000		176,855
AT&T,
Sr. Unscd. Notes		3.40	8/14/24	203,000		203,294
Orange,
Jr. Sub. Notes	EUR	4.00	12/31/49	100,000		137,427
Sable International Finance,
Gtd. Notes		6.88	8/1/22	234,000	[b]	247,162
Sprint Capital,
Gtd. Notes		8.75	3/15/32	153,000		181,305
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	129,000		135,340
T-Mobile USA,
Gtd. Notes		6.00	4/15/24	90,000		95,738
Verizon Communications,
Sr. Unscd. Notes, 3 Month LIBOR +
1.00%		2.60	3/16/22	103,000	[c]	105,189
Vodefone Group,
Sr. Unscd. Notes		1.50	2/19/18	280,000		279,939
						1,562,249
U. S. Government Securities - 16.3%
U.S. Treasury Inflation Protected
Securities,
Bonds		2.38	1/15/25	1,825,511	[e]	2,055,056
U.S. Treasury Notes		3.50	5/15/20	1,098,100		1,129,692
U.S. Treasury Notes		1.63	8/15/22	3,525,000		3,395,704
U.S. Treasury Notes		1.50	8/15/26	1,005,000		912,234
						7,492,686
Utilities - 2.3%
Anglian Water Services Financing,
Sr. Scd. Notes	GBP	1.63	8/10/25	115,000		158,505
Cadent Finance,
Gtd. Notes	GBP	1.13	9/22/21	264,000		370,895
Orsted,
Sr. Unscd. Bonds	EUR	1.50	11/26/29	146,000		179,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 93.7% (continued)
Utilities - 2.3% (continued)
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	250,000	366,270
					1,075,469
Total Bonds and Notes
(cost $42,127,338)					43,072,536
Description				Shares	Value ($)
Common Stocks - 3.0%
Exchange-Traded Funds - 3.0%
iShares iBoxx $ High Yield Corporate
Bond ETF
(cost $1,361,333)				15,573	1,359,523
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount	Value ($)
Options Purchased - .2%
Put Options - .2%
U. S. 10 Year Treasury Notes,
Contracts 169 UBS
(cost $69,630)	120.00		6/2018	169,000	113,547
Description				Shares	Value ($)
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $884,774)				884,774 [f]	884,774
Total Investments (cost $44,443,075)				98.8%	45,430,380
Cash and Receivables (Net)				1.2%	529,113
Net Assets				100.0%	45,959,493
ETF—Exchange-Traded Fund

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $2,978,566 or 6.48% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	21,988,497	-	21,988,497
Exchange-Traded Funds	1,359,523		-	1,359,523
Foreign Government		13,591,353	-	13,591,353
Registered Investment Company	884,774		-	884,774
U.S. Treasury	-	7,492,686	-	7,492,686
Other Financial Instruments:
Futures††	21,577	-	-	21,577
Forward Foreign Currency
Exchange Contracts††	-	58,042	-	58,042
Options Purchased	113,547	-	-	113,547
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(1,215,657)	-	(1,215,657)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES Dreyfus Global Dynamic Bond Fund

January 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
Euro-Bond	2	3/2018	(403,848)[a]	(394,368)	9,480
Long Gilt	4	3/2018	(705,779)[a]	(693,682)	12,097
Gross Unrealized Appreciation					21,577

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Dynamic Bond Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Norwegian Krone	2,843,745	Dollar	348,210	2/13/18	20,820
		United States
Swedish Krona	3,617,900	Dollar	460,910	2/13/18	(1,403)
United States
Dollar	909,305	Canadian Dollar	1,157,711	2/13/18	(32,060)
United States
Dollar	151,060	Euro	122,000	2/13/18	(528)
United States		Mexican New
Dollar	100,702	Peso	1,958,153	2/13/18	(4,294)
State Street Bank and Trust Co
		United States
Japanese Yen	76,716,000	Dollar	687,273	2/13/18	15,918
United States
Dollar	926,119 Australian Dollar		1,208,798	2/13/18	(47,869)
United States
Dollar	6,615,792	Euro	5,631,090	2/13/18	(380,975)
United States
Dollar	7,752,605	British Pound	5,867,974	2/13/18	(582,920)
United States
Dollar	103,742	Indian Rupee	6,625,000	2/14/18	(239)
United States		Mexican New
Dollar	347,220	Peso	6,751,000	2/13/18	(14,768)
United States
Dollar	691,105	Malaysian Ringgit	2,828,000	2/13/18	(34,044)
United States		New Zealand
Dollar	812,783	Dollar	1,182,628	2/13/18	(58,619)
UBS
		United States
Norwegian Krone	2,752,000	Dollar	335,820	2/13/18	21,304
United States
Dollar	47,883	Euro	40,545	2/13/18	(2,495)
United States
Dollar	825,049	British Pound	613,785	2/13/18	(46,839)
United States
Dollar	283,046	Indian Rupee	18,582,000	2/14/18	(8,604)
Gross Unrealized Appreciation					58,042
Gross Unrealized Depreciation					(1,215,657)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

At January 31, 2018, accumulated net unrealized appreciation on investments was $987,305, consisting of $1,361,194 gross unrealized appreciation and $373,889 gross unrealized depreciation At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.2%
Australia - 1.3%
Australian Government,
Sr. Unscd. Bonds, Ser. 138	AUD	3.25	4/21/29	400,000		334,759
Chile - .6%
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[b]	151,135
China - .8%
Ctrip.com International,
Sr. Unscd. Bonds		1.99	7/1/25	184,000		211,848
Fiji - .8%
Fiji Government,
Sr. Unscd. Notes		6.63	10/2/20	200,000		199,397
Germany - .5%
Rocket Internet,
Sr. Unscd. Bonds	EUR	3.00	7/22/22	100,000		130,053
Indonesia - .8%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	2,592,000,000		218,283
Japan - .8%
SoftBank Group,
Sub. Notes		6.00	12/31/49	200,000		199,143
Mexico - 1.9%
CEMEX,
Sr. Scd. Notes		6.13	5/5/25	200,000		213,750
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	3,256,700		168,564
Mexican Government,
Sr. Unscd. Bonds, Ser. M 20	MXN	8.50	5/31/29	1,725,200		98,679
						480,993
Netherlands - 1.4%
Petrobras Global Finance,
Gtd. Notes		6.88	1/20/40	234,000		241,666
Teva Pharmaceutical Finance
Netherlands II,
Gtd. Notes	EUR	1.13	10/15/24	100,000		107,402
Teva Pharmaceuticals,
Gtd. Notes		2.20	7/21/21	17,000		15,852
						364,920
New Zealand - 2.1%
New Zealand Local Government Funding
Agency,
Sr. Unscd. Bonds	NZD	4.50	4/15/27	711,000		553,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.2% (continued)
United Kingdom - 6.2%
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	100,000		147,379
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000		298,539
Mclaren Finance,
Sr. Scd. Bonds	GBP	5.00	8/1/22	100,000		141,896
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	100,000		149,865
Sable International Finance,
Gtd. Notes		6.88	8/1/22	200,000	[b]	211,250
Scottish Widows,
Sub. Notes	GBP	5.50	6/16/23	100,000		162,144
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	97,421		161,014
TP ICAP,
Gtd. Notes	GBP	5.25	1/26/24	127,000		193,438
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.25	3/28/29	100,000		153,117
						1,618,642
United States - 15.0%
CCO Holdings,
Sr. Unscd. Notes		5.50	5/1/26	75,000	[b]	76,688
Redwood Trust,
Sr. Unscd. Notes		4.75	8/15/23	214,000		207,359
Sprint,
Gtd. Notes		7.13	6/15/24	226,000		229,672
Sprint Capital,
Gtd. Notes		8.75	3/15/32	109,000		129,165
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	87,000		91,276
U.S. Treasury Notes		1.50	10/31/19	2,258,200		2,234,648
U.S. Treasury Notes		2.00	2/15/25	800,000		765,812
Western Digital,
Gtd. Notes		10.50	4/1/24	127,000		148,812
						3,883,432
Total Bonds and Notes
(cost $8,240,090)						8,346,049
Description				Shares		Value ($)
Common Stocks - 61.4%
Australia - 4.0%
Dexus				31,241	[c]	239,909
Insurance Australia Group				46,501		271,287
Sydney Airport				50,153		275,215
Transurban Group				25,093		243,044

1,029,455

Description	Shares		Value ($)
Common Stocks - 61.4% (continued)
Brazil - .7%
Ambev, ADR	26,062		179,046
Canada - 1.0%
Suncor Energy	7,135		258,484
China - 2.2%
China Harmony New Energy Auto
Holding	614,000		452,103
Hollysys Automation Technologies	4,356		110,512
			562,615
Denmark - 2.0%
Orsted	8,385	[b]	509,157
Georgia - 2.6%
BGEO Holdings	6,551		340,805
TBC Bank Group	14,771		343,951
			684,756
Germany - 5.0%
Hella KGaA Hueck & Co.	3,104		221,015
Infineon Technologies	11,045		321,021
Telefonica Deutschland Holding	147,299		744,322
			1,286,358
Hong Kong - 6.1%
AIA Group	65,600		561,856
Hopewell Highway Infrastructure	546,500		335,334
Link REIT	25,500	[c]	225,576
Man Wah Holdings	236,800		251,855
Samsonite International	47,885		207,513
			1,582,134
Ireland - 1.4%
CRH	9,888		367,313
Israel - 1.2%
Bank Hapoalim	37,011		277,078
Teva Pharmaceutical Industries, ADR	2,323		47,412
			324,490
Italy - 3.0%
Atlantia	23,791		788,071
Japan - 1.0%
Japan Tobacco	8,200		271,305
Jordan - .7%
Hikma Pharmaceuticals	12,455		171,006
Luxembourg - 1.0%
B&M European Value Retail	43,823		258,782
Macau - .9%
Sands China	40,800		243,048
Mexico - 1.7%
Kimberly-Clark de Mexico, Cl. A	68,656		128,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 61.4% (continued)
Mexico - 1.7% (continued)
Wal-Mart de Mexico	123,200		308,203
			436,833
Netherlands - 1.0%
Wolters Kluwer	5,051		267,337
New Zealand - 2.1%
SKYCITY Entertainment Group	122,464		374,538
Spark New Zealand	62,592		165,597
			540,135
Norway - 1.1%
Entra	19,783	[b]	299,225
Singapore - 2.3%
Mapletree Greater China Commercial
Trust	256,000	[c]	245,891
Parkway Life REIT	151,200	[c]	348,090
			593,981
Switzerland - 2.3%
Burckhardt Compression Holding	329		122,374
Novartis	2,146		194,137
Roche Holding	469		115,619
Zurich Insurance Group	483		158,743
			590,873
United Kingdom - 10.4%
Ascential	38,865		200,533
BAE Systems	19,781		166,831
British American Tobacco	3,035		207,662
Diageo	7,093		255,048
Dixons Carphone	62,185		172,790
Ferguson	4,443		342,924
GlaxoSmithKline	5,359		100,469
Informa	18,914		186,965
Next	1,694		122,474
Prudential	18,328		495,998
Royal Dutch Shell, Cl. B	5,789		205,159
UBM	18,297		235,889
			2,692,742
United States - 7.7%
American Homes 4 Rent, Cl. A	9,773	[c]	203,181
Apple	1,912		320,126
Applied Materials	2,995		160,622
CA	3,385		121,352
Citigroup	4,681		367,365
Gilead Sciences	1,042		87,320
Las Vegas Sands	1,738		134,730
Microsoft	2,117		201,136

Description		Shares	Value ($)
Common Stocks - 61.4% (continued)
United States - 7.7% (continued)
Redwood Trust		27,802 [c]	413,972
			2,009,804
Total Common Stocks
(cost $14,962,096)			15,946,950
	Preferred
	Dividend
Preferred Stocks - 2.2%
Germany - 1.4%
Volkswagen	1.26	1,698	373,187
South Korea - .8%
Samsung Electronics	2.11	104	205,400
Total Preferred Stocks
(cost $563,192)			578,587
Description		Shares	Value ($)
Other Investment - 3.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $966,526)		966,526 [d]	966,526
Total Investments (cost $24,731,904)		99.5%	25,838,112
Cash and Receivables (Net)		0.5%	134,479
Net Assets		100.0%	25,972,591

ADR—American Depository Receipt
REIT—Real Estate Investment Trust

AUD—Australian Dollar
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
MXN—Mexican Peso
NZD—New Zealand Dollar

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $1,247,455 or 4.8% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Co
New Zealand		United States
Dollar	8,556	Dollar	6,331	2/2/18	(26)
United States
Dollar	752,317	Australian Dollar	987,000	2/13/18	(42,957)
United States
Dollar	234,811	Euro	192,880	2/13/18	(4,847)
United States
Dollar	116,528	British Pound	82,494	2/1/18	(602)
United States
Dollar	1,381,826	British Pound	1,018,000	4/13/18	(67,677)
United States		New Zealand
Dollar	553,588	Dollar	772,000	4/13/18	(14,951)
Gross Unrealized Depreciation					(131,060)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	3,772,463	-	3,772,463
Equity Securities –Domestic
Common Stocks	2,009,804	-	-	2,009,804
Equity Securities –Foreign
Common Stocks†	13,937,146	-	-	13,937,146
Equity Securities –Foreign
Preferred Stocks	578,587	-	-	578,587
Foreign Government	-	1,019,682	-	1,019,682
Municipal Bonds	-	553,444	-	553,444
Registered Investment
Company	966,526	-	-	966,526
U.S. Treasury	-	3,000,460	-	3,000,460
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	(131,060)	-	(131,060)

†	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

NOTES

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $1,106,208, consisting of $1,193,518 gross unrealized appreciation and $87,310 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 28.6%
Australia - 4.9%
Australian Government,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	24,705,000		21,499,163
Australian Government,
Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/39	12,153,000		9,780,227
Australian Government,
Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/47	39,724,000		29,568,676
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	6,226,300	[b]	7,223,311
Treasury Corp. of Victoria	AUD	4.25	12/20/32	5,930,000		5,216,718
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	4,023,000		3,868,447
						77,156,542
Brazil - 2.1%
Brazilian Government,
Sr. Unscd. Bonds		4.88	1/22/21	15,737,000		16,626,140
Brazilian Government,
Sr. Unscd. Bonds		5.00	1/27/45	7,897,000		7,336,313
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	1,312,000		1,457,829
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	7,560,000		7,692,300
						33,112,582
Canada - 1.7%
Canada Housing Trust No 1,
Govt. Gtd. Bonds	CAD	2.35	6/15/27	33,355,000		26,462,718
Ecuador - .2%
Ecuadorian Government,
Sr. Unscd. Notes		8.88	10/23/27	3,518,000		3,843,415
Germany - .3%
SIG Combibloc Holdings,
Sr. Scd. Notes	EUR	7.75	2/15/23	3,388,000		4,377,912
India - .1%
National Highways Authority of India,
Sr. Unscd. Bonds	INR	7.30	5/18/22	120,000,000		1,898,133
Indonesia - .7%
Indonesian Government,				137,092,000,00
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	0		11,545,074
Japan - .2%
SoftBank Group,
Sub. Notes		6.00	12/31/49	2,935,000		2,922,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 28.6% (continued)
Mexico - 1.9%
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	255,423,500		14,022,461
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	254,278,300		15,483,423
						29,505,884
Netherlands - .0%
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes		2.20	7/21/21	670,000		624,769
New Zealand - 2.0%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	21,157,000		17,592,488
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0437	NZD	2.75	4/15/37	13,529,000		9,048,510
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0940	NZD	2.50	9/20/40	5,000,000	[c]	4,074,001
						30,714,999
Peru - .1%
Petroleos del Peru,
Sr. Unscd. Notes		5.63	6/19/47	690,000		730,710
United Kingdom - 2.2%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	151,000	[d]	428,572
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	4,722,000		6,959,234
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	533,000	[d]	1,573,339
CPUK Finance,
Scd. Bonds	GBP	4.25	2/28/47	630,000		915,611
Dwr Cymru Financing,
Scd. Notes	GBP	1.86	3/31/48	150,000	[d]	460,716
High Speed Rail Finance 1,
Sr. Scd. Notes	GBP	1.57	11/1/38	268,000	[d]	589,220
National Grid Electricity Transmission,
Insured Bonds	GBP	2.98	7/8/18	667,000	[d]	1,527,944
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	865,000	[d]	2,196,027
Sable International Finance,
Gtd. Notes		6.88	8/1/22	2,029,000	[e]	2,143,131
Scotland Gas Networks,
Insured Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	[d]	700,602
Tesco,
Sr. Unscd. Notes	GBP	6.13	2/24/22	882,000		1,435,864
Tesco,
Sr. Unscd. Notes	GBP	3.32	11/5/25	3,960,000	[d]	10,623,562

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 28.6% (continued)
United Kingdom - 2.2% (continued)
Tesco Property Finance 3,
Scd. Bonds	GBP	5.74	4/13/40	2,753,111	4,550,251
					34,104,073
United States - 12.2%
AT&T,
Sr. Unscd. Notes	3.40		8/14/24	12,744,000	12,762,470
CCO Holdings,
Sr. Unscd. Notes	5.50		5/1/26	2,727,000[e]	2,788,357
CCO Holdings,
Sr. Unscd. Notes	5.88		5/1/27	1,802,000[e]	1,860,565
CEMEX Finance,
Sr. Scd. Notes	6.00		4/1/24	5,760,000	6,065,280
EMC,
Sr. Unscd. Notes	1.88		6/1/18	4,701,000	4,681,640
Post Holdings,
Gtd. Notes	5.50		3/1/25	428,000[e]	441,910
Sprint,
Gtd. Notes	7.88		9/15/23	3,180,000	3,366,825
Sprint,
Gtd. Notes	7.13		6/15/24	3,548,000	3,605,655
Sprint Capital,
Gtd. Notes	8.75		3/15/32	7,660,000	9,077,100
Sprint Communications,
Sr. Scd. Debs.	9.25		4/15/22	404,000	488,840
T-Mobile USA,
Gtd. Notes	6.00		3/1/23	2,563,000	2,688,971
T-Mobile USA,
Gtd. Notes	6.00		4/15/24	3,236,000	3,442,295
U.S. Treasury Notes	1.50		10/31/19	94,003,400	93,022,973
U.S. Treasury Notes	2.13		9/30/24	45,446,200	43,991,390
Western Digital,
Gtd. Notes	10.50		4/1/24	3,339,000	3,912,473
					192,196,744
Total Bonds and Notes
(cost $440,518,421)					449,195,979
Description				Shares	Value ($)
Common Stocks - 60.4%
Australia - 1.5%
Dexus				2,335,316[f]	17,933,571
Newcrest Mining				283,160	5,172,633
					23,106,204
Canada - 1.7%
Agnico Eagle Mines				72,538	3,431,696
Alacer Gold				1,118,553[g]	1,946,100
Alamos Gold, Cl. A				291,586	1,747,145
Barrick Gold				248,563	3,574,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Canada - 1.7% (continued)
Detour Gold	250,699	[g]	2,678,199
Eldorado Gold	865,567		1,118,904
Kinross Gold	399,430	[g]	1,734,111
New Gold	665,263	[g]	2,012,015
OceanaGold	774,022		2,133,280
Wheaton Precious Metals	332,497		7,182,476
			27,558,262
Denmark - 1.9%
Orsted	488,276	[e]	29,649,256
France - 2.6%
Thales	113,542		12,737,951
Total	282,576		16,361,159
Vivendi	400,568		11,751,865
			40,850,975
Germany - 5.4%
Bayer	112,770		14,759,899
Deutsche Wohnen	346,808		15,673,186
Infineon Technologies	463,264		13,464,703
LEG Immobilien	156,235		17,616,784
SAP	51,667		5,826,522
Telefonica Deutschland Holding	2,351,563		11,882,774
Vonovia	106,779		5,264,444
			84,488,312
Hong Kong - 2.7%
AIA Group	3,109,000		26,628,189
Link REIT	1,820,500		16,104,338
			42,732,527
India - .7%
ITC	1,424,217		6,067,164
LIC Housing Finance, GDR	302,231		5,077,481
			11,144,645
Ireland - 1.5%
AIB Group	1,545,084		10,771,313
CRH	346,244		12,840,967
			23,612,280
Japan - 1.9%
Suntory Beverage & Food	131,500		6,275,671
Suzuki Motor	345,100		19,687,486
Yokogawa Electric	212,800		4,514,471
			30,477,628
Mexico - .6%
Fresnillo	130,337		2,487,192
Wal-Mart de Mexico	2,798,200		7,000,104
			9,487,296

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Netherlands - 3.7%
RELX	746,539		16,604,894
Unilever	240,413		13,924,397
Wolters Kluwer	526,475		27,865,054
			58,394,345
South Africa - .2%
Gold Fields	679,064		2,917,174
South Korea - 2.1%
Macquarie Korea Infrastructure Fund	1,374,498		10,606,231
Samsung SDI	119,036		21,960,099
			32,566,330
Switzerland - 4.6%
Novartis	395,089		35,741,600
Roche Holding	103,251		25,453,604
Zurich Insurance Group	34,664		11,392,659
			72,587,863
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing,
ADR	438,929		19,887,873
United Kingdom - 12.4%
Amedeo Air Four Plus	3,691,487		5,608,251
Associated British Foods	302,134		11,724,155
BAE Systems	1,037,800		8,752,708
British American Tobacco	94,203		6,445,609
British American Tobacco, ADR	274,861		18,718,034
Centrica	2,867,753		5,433,787
Cobham	9,846,088	[g]	18,278,802
Diageo	466,527		16,775,232
Ferguson	249,404		19,249,753
Informa	1,517,531		15,000,782
Prudential	605,989		16,399,475
Randgold Resources	20,374		2,049,839
Royal Dutch Shell, Cl. B	790,630		28,019,487
UBM	343,164		4,424,150
Vodafone Group	5,536,849		17,656,912
			194,536,976
United States - 15.6%
Abbott Laboratories	283,743		17,637,465
Accenture, Cl. A	169,357		27,215,670
Albemarle	160,528		17,913,319
CA	675,582		24,219,615
Cisco Systems	824,427		34,246,698
Citigroup	154,202		12,101,773
CMS Energy	567,055		25,375,711
Eversource Energy	481,307		30,365,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 60.4% (continued)
United States - 15.6% (continued)
Maxim Integrated Products			164,724		10,048,164
Microsoft			236,687		22,487,632
Newmont Mining			43,476		1,761,213
PowerShares DB Gold Fund			509,414	[g]	21,731,601
					245,104,520
Total Common Stocks
(cost $767,102,175)					949,102,466
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .7%
Germany - .7%
Volkswagen
(cost $11,955,456)	1.26		52,912		11,629,025
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .2%
Call Options - .2%
S&P 500 Index,
Contracts 555 Deutsche Bank	282.50	3/2018	15,678,750		2,553,000
Put Options - .0%
S&P 500 Index,
Contracts 716 Citigroup	260.00	2/2018	18,616,000		128,880
S&P 500 Index,
Contracts 142 UBS	270.00	2/2018	3,834,000		66,456
S&P 500 Index,
Contracts 92 UBS	265.00	3/2018	2,438,000		92,920
					288,256
Total Options Purchased
(cost $2,000,660)					2,841,256
	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Treasury Bills
(cost $15,530,194)	1.43	5/24/18	15,599,400	[h]	15,527,780
Description			Shares		Value ($)
Other Investment - 8.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $137,255,840)			137,255,840	[i]	137,255,840

Total Investments (cost $1,374,362,746)	99.6%	1,565,552,346
Cash and Receivables (Net)	0.4%	5,954,238
Net Assets	100.0%	1,571,506,584

ADR—American Depository Receipt
GDR—Global Depository Receipt
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust

AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
MXN—Mexican Peso
NZD—New Zealand Dollar

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
[c]	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
[e]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $36,883,219 or 2.35% of net assets.

[f]	Investment in real estate investment trust.
[g]	Non-income producing security.
[h]	Held by a counterparty for open futures contracts.
[i]	Investment in affiliated money market mutual fund.

STATEMENT OF FUTURES
Dreyfus Global Real Return Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short
DAX	56	3/2018	(22,824,834)[a]	(22,911,825)	(86,991)
DJ Euro Stoxx 50	231	3/2018	(10,260,504)[a]	(10,324,791)	(64,287)
Euro-Bond	321	3/2018	(64,870,439)[a]	(63,296,111)	1,574,328
FTSE 100	111	3/2018	(11,636,051)[a]	(11,768,238)	(132,187)
Standard & Poor's 500	229	3/2018	(151,131,096)	(161,777,050)	(10,645,954)
Standard & Poor's 500 E-
mini	328	3/2018	(43,331,030)	(46,343,120)	(3,012,090)
Gross Unrealized Appreciation					1,574,328
Gross Unrealized Depreciation					(13,941,509)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Return Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Australian Dollar	1,431,697	Dollar	1,097,712	3/16/18	55,787
		United States
Canadian Dollar	272,431	Dollar	212,609	2/13/18	8,912
		United States
Euro	139,085	Dollar	167,795	4/13/18	5,718
		United States
British Pound	1,784,512	Dollar	2,497,936	4/13/18	42,983
Hong Kong		United States
Dollars	2,959,611	Dollar	378,520	2/1/18	(181)
		United States
Japanese Yen	152,434,326	Dollar	1,401,597	2/1/18	(5,295)
		United States
Japanese Yen	173,643,052	Dollar	1,599,565	2/2/18	(8,990)
		United States
Japanese Yen	172,615,952	Dollar	1,586,547	2/5/18	(5,380)
		United States
Japanese Yen	69,666,375	Dollar	627,558	4/13/18	13,280
United States
Dollar	91,323,446	Canadian Dollar	116,389,596	2/13/18	(3,315,957)
United States
Dollar	46,364,486	Swiss Franc	46,012,283	2/13/18	(3,118,444)
United States
Dollar	3,077,456	Euro	2,477,787	4/13/18	(13,653)
United States
Dollar	755,380	British Pound	535,880	4/13/18	(7,645)
United States
Dollar	36,284,157	Japanese Yen	4,058,269,564	4/13/18	(1,046,521)
State Street Bank and Trust Co
		United States
Australian Dollar	493,276	Dollar	399,326	2/1/18	(1,844)
		United States
Australian Dollar	625,992	Dollar	506,953	2/2/18	(2,528)
		United States
Australian Dollar	4,459,976	Dollar	3,602,163	3/16/18	(8,820)
		United States
Canadian Dollar	17,233,040	Dollar	13,598,872	2/13/18	413,761
		United States
Euro	910,548	Dollar	1,132,950	2/1/18	(2,453)
		United States
Euro	3,504,572	Dollar	4,328,103	4/13/18	43,948
		United States
British Pound	2,734,240	Dollar	3,888,306	4/13/18	4,905
		United States
Japanese Yen	1,157,629,207	Dollar	10,586,006	4/13/18	62,642

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Co (continued)
South Korean		United States
Won	674,237,501	Dollar	634,397	2/13/18	(2,921)
New Zealand		United States
Dollar	16,464,530	Dollar	12,023,442	2/13/18	108,199
United States
Dollar	116,311,535	Australian Dollar	154,660,334	3/16/18	(8,296,229)
United States
Dollar	235,682	Euro	189,216	2/1/18	760
United States
Dollar	8,933,879	Euro	7,170,827	4/13/18	(11,928)
United States
Dollar	3,388,505	British Pound	2,392,261	2/1/18	(8,146)
United States
Dollar	9,711,382	British Pound	7,048,930	4/13/18	(325,400)
United States		South Korean
Dollar	29,492,964	Won	32,698,206,001	2/13/18	(1,131,475)
United States		New Zealand
Dollar	39,571,815	Dollar	57,435,970	2/13/18	(2,749,014)
UBS
		United States
Australian Dollar	1,808,444	Dollar	1,417,182	3/16/18	39,857
		United States
Canadian Dollar	576,531	Dollar	454,852	2/13/18	13,940
		United States
Euro	7,010,103	Dollar	8,473,772	4/13/18	271,527
		United States
British Pound	653,226	Dollar	922,047	4/13/18	8,064
New Zealand		United States
Dollar	150,041	Dollar	104,871	2/13/18	5,685
United States
Dollar	452,746	Canadian Dollar	575,051	2/13/18	(14,843)
United States
Dollar	211,964,761	Euro	176,441,939	4/13/18	(8,151,483)
United States
Dollar	228,905,027	British Pound	168,675,906	4/13/18	(11,268,056)
United States		South Korean
Dollar	3,604,744	Won	3,898,170,934	2/13/18	(46,199)
Gross Unrealized Appreciation					1,099,968
Gross Unrealized Depreciation					(39,543,405)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	107,092,398	-	107,092,398
Equity Securities –Domestic
Common Stocks	226,947,255	-	-	226,947,255
Equity Securities –Foreign
Common Stocks	700,423,610	-	-	700,423,610
Equity Securities –Foreign
Preferred Stocks	11,629,025	-	-	11,629,025
Exchange –Traded Funds	21,731,601	-	-	21,731,601
Foreign Government	-	205,089,218	-	205,089,218
Registered Investment
Company	137,255,840	-	-	137,255,840
U.S. Treasury	-	152,542,143	-	152,542,143
Other Financial Instruments:
Futures†	1,574,328	-	-	1,574,328
Forward Foreign Currency
Exchange Contracts†	-	1,099,968	-	1,099,968
Options Purchased	2,841,256	-	-	2,841,256
Liabilities ($)
Other Financial Instruments:
Futures†	(13,941,509)	-	-	(13,941,509)
Forward Foreign Currency
Exchange Contracts†	-	(39,543,405)	-	(39,543,405)
Options Written	-	(721,500)	-	(721,500)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying

NOTES

the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $190,822,050, consisting of $199,720,324 gross unrealized appreciation and $8,898,274 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 23.5%
Argentina - 2.9%
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	991,700	[b]	427,792
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	26.83	5/31/22	14,697,000	[c]	803,526
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22, 3 Month BADLAR
+ 3.25%	ARS	25.43	3/29/24	36,485,000	[c]	1,890,679
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 23, 3 Month BADLAR
+ 3.75%	ARS	29.00	2/22/28	5,970,000	[c]	326,472
Province of Cordoba,
Sr. Unscd. Notes		7.45	9/1/24	165,000	[d]	176,240
						3,624,709
Bahrain - .4%
Bahraini Government,
Sr. Unscd. Bonds		7.00	10/12/28	220,000		224,513
Bahraini Government,
Sr. Unscd. Notes		6.75	9/20/29	220,000		217,558
						442,071
Brazil - .5%
Natura Cosmeticos,
Sr. Unscd. Notes		5.38	2/1/23	630,000	[d]	633,874
Chile - .4%
Celulosa Arauco y Constitucion,
Sr. Unscd. Notes		5.50	11/2/47	240,000	[d]	252,912
Chilean Government,
Bonds	CLP	4.50	3/1/26	175,000,000		296,350
						549,262
Colombia - .9%
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	520,000		550,550
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		87,961
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	[d]	82,867
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	11/8/27	710,000,000	[d]	259,808
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	[d]	163,082
						1,144,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 23.5% (continued)
Ecuador - .6%
Ecuadorian Government,
Sr. Unscd. Notes	9.63	6/2/27	490,000	[d]	557,987
Equadorian Government,
Sr. Unscd. Notes	7.88	1/23/28	230,000	[d]	233,795
					791,782
Egypt - .4%
Egyptian Government,
Sr. Unscd. Notes	8.50	1/31/47	400,000		459,470
Georgia - .3%
BGEO Group,
Sr. Unscd. Bonds	6.00	7/26/23	400,000		418,320
Ghana - .4%
Ghanaian Government,
Sr. Unscd. Bonds	8.13	1/18/26	400,000		442,120
Iraq - .4%
Iraqi Government,
Sr. Unscd. Bonds	6.75	3/9/23	480,000	[d]	500,151
Ivory Coast - .3%
Ivory Coast Government,
Sr. Unscd. Bonds	6.13	6/15/33	375,000	[d]	385,322
Jordan - .7%
Jordanian Government,
Sr. Unscd. Bonds	7.38	10/10/47	200,000	[d]	215,580
Jordanian Government,
Sr. Unscd. Notes	5.75	1/31/27	600,000		605,558
					821,138
Kazakhstan - .2%
KazTransGas,
Gtd. Notes	4.38	9/26/27	200,000	[d]	201,169
Kenya - .2%
Kenyan Government,
Sr. Unscd. Notes	6.88	6/24/24	270,000		285,316
Lebanon - .5%
Lebanese Government,
Sr. Unscd. Bonds	6.85	3/23/27	600,000		595,140
Luxembourg - 2.3%
Aegea Finance Sarl,
Gtd. Notes	5.75	10/10/24	235,000	[d]	239,700
Atento Luxco 1,
Sr. Scd. Notes	6.13	8/10/22	660,000	[d]	686,836
Cosan Luxembourg,
Gtd. Notes	7.00	1/20/27	270,000	[d]	292,761
Evraz Group,
Sr. Unscd. Notes	5.38	3/20/23	480,000	[d]	495,744
Hidrovias International Finance,
Gtd. Notes	5.95	1/24/25	500,000	[d]	504,200

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 23.5% (continued)
Luxembourg - 2.3% (continued)
Rumo Luxembourg Sarl,
Gtd. Notes		7.38	2/9/24	270,000	[d]	295,312
Rumo Luxembourg Sarl,
Sr. Unscd. Notes		5.88	1/18/25	400,000	[d]	405,750
						2,920,303
Malaysia - .3%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 316	MYR	3.90	11/30/26	1,335,000		339,765
Mauritius - .4%
HTA Group,
Gtd. Bonds		9.13	3/8/22	500,000		534,925
Mexico - 2.0%
Axtel,
Gtd. Notes		6.38	11/14/24	560,000	[d]	583,800
Metalsa,
Gtd. Notes		4.90	4/24/23	560,000		565,886
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	18,260,000		873,886
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	2,695,000		164,103
Sixsigma Networks Mexico,
Gtd. Notes		8.25	11/7/21	281,000		298,211
						2,485,886
Mongolia - .6%
Mongolian Government,
Sr. Unscd. Notes		10.88	4/6/21	500,000		591,768
Mongolian Government,
Sr. Unscd. Notes		5.63	5/1/23	200,000	[d]	204,501
						796,269
Morocco - .6%
OCP Group,
Sr. Unscd. Notes		6.88	4/25/44	610,000		716,418
Netherlands - 1.2%
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	520,000		577,798
VTR Finance,
Sr. Scd. Notes		6.88	1/15/24	880,000		928,400
						1,506,198
Nigeria - .6%
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	280,000		291,094
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	400,000	[d]	415,848
						706,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 23.5% (continued)
Peru - .6%
Orazul Energy Egenor,
Gtd. Notes		5.63	4/28/27	720,000	[d]	711,900
Russia - .7%
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	15,500,000		296,010
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	17,140,000		307,260
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	280,000		321,292
						924,562
Singapore - .2%
Indika Energy Capital III,
Gtd. Notes		5.88	11/9/24	295,000	[d]	295,419
South Africa - 1.1%
Angolan Government,
Sr. Unscd. Bonds		9.50	11/12/25	450,000		528,070
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	3,300,000		256,479
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	6,600,000		627,282
						1,411,831
Turkey - 1.7%
TC Ziraat Bankasi,
Sr. Unscd. Notes		5.13	9/29/23	460,000	[d]	454,191
Turkish Government,
Bonds	TRY	10.60	2/11/26	860,000		217,026
Turkish Government,
Bonds	TRY	11.00	2/24/27	2,320,000		596,891
Turkish Government,
Sr. Unscd. Bonds		5.13	2/17/28	235,000		231,050
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.50	10/27/21	600,000	[d]	604,296
						2,103,454
Ukraine - .6%
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	545,000	[d]	554,242
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	210,000	[e]	143,480
						697,722
United Arab Emirates - .6%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds		4.60	11/2/47	230,000	[d]	231,648
DP World,
Sr. Unscd. Notes		6.85	7/2/37	380,000		475,895
						707,543

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 23.5% (continued)
United Kingdom - .5%
Vedanta Resources,
Sr. Unscd. Notes	6.38		7/30/22	565,000	[d]	590,368
Uruguay - .4%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	13,955,000	[d]	479,015
Total Bonds and Notes
(cost $28,934,254)						29,222,632
Description				Shares		Value ($)
Common Stocks - 69.9%
Brazil - 3.0%
Ambev, ADR				299,500		2,057,565
Kroton Educacional				321,500		1,639,791
						3,697,356
Chile - .7%
Itau CorpBanca				85,858,901		871,650
China - 28.4%
Alibaba Group Holding, ADR				20,700	[f]	4,228,803
ANTA Sports Products				362,000		1,744,601
Beijing Capital International Airport, Cl. H				1,010,000		1,531,271
China Construction Bank, Cl. H				1,835,000		2,115,869
China Lodging Group, ADR				18,900		2,825,361
China Shenhua Energy, Cl. H				515,000		1,603,069
PICC Property & Casualty, Cl. H				910,000		1,889,181
Ping An Insurance Group Company of
China, Cl. H				253,000		2,996,485
Shanghai Pharmaceuticals Holding, Cl. H				635,800		1,666,175
Sunny Optical Technology Group				86,000		1,190,620
TAL Education Group, ADR				52,480		1,709,274
Tencent Holdings				171,200		10,145,963
ZTE, Cl. H				475,600	[f]	1,732,738
						35,379,410
Hong Kong - 4.2%
Brilliance China Automotive Holdings				474,000		1,211,866
China Everbright International				1,154,000		1,764,343
Galaxy Entertainment Group, Cl. L				254,000		2,250,158
						5,226,367
Hungary - 1.8%
Richter Gedeon				87,288		2,243,355
India - 3.6%
ICICI Bank, ADR				190,732		2,094,237
Reliance Industries, GDR				81,745	[d]	2,468,699
						4,562,936
Indonesia - 2.7%
Bank Rakyat Indonesia Persero				6,232,000		1,722,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 69.9% (continued)
Indonesia - 2.7% (continued)
Telekomunikasi Indonesia Persero		5,528,900		1,647,706
				3,369,960
Mexico - 1.8%
Arca Continental		121,700		885,561
Grupo Aeroportuario del Centro Norte		267,800		1,363,767
				2,249,328
Panama - 1.1%
Copa Holdings, Cl. A		9,900		1,369,467
Peru - .4%
Credicorp		2,090		484,107
Philippines - .6%
Puregold Price Club		682,630		709,243
Russia - 4.5%
LUKOIL, ADR		36,200		2,383,770
Sberbank of Russia, ADR		161,405		3,266,837
				5,650,607
South Africa - 3.3%
Clicks Group		169,444		2,443,770
Exxaro Resources		135,315		1,634,689
				4,078,459
South Korea - 4.0%
Coway		21,008		1,872,886
KB Financial Group		48,631		3,064,912
				4,937,798
Taiwan - 6.8%
Airtac International Group		143,043		2,272,355
Chailease Holding		662,000		2,228,207
Taiwan Semiconductor Manufacturing		452,000		3,954,641
				8,455,203
Thailand - 1.0%
Thai Beverage		1,752,800		1,229,285
Turkey - 1.4%
Turkiye Garanti Bankasi		534,899		1,749,962
United Arab Emirates - .6%
Abu Dhabi Commercial Bank		358,779		708,190
Total Common Stocks
(cost $56,339,206)				86,972,683
	Preferred
	Dividend
Preferred Stocks - 3.2%
Brazil - 3.2%
Cia Energetica de Minas Gerais	2.93	424,600		999,529
Petroleo Brasileiro		475,600	[f]	2,940,778
Total Preferred Stocks
(cost $3,529,136)				3,940,307

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount	Value ($)
Options Purchased - .0%
Put Options - .0%
Turkish Lira,
Contracts 930 Citigroup	3.93	2/2018	930,000	37,800
Turkish Lira,
Contracts 1,420 JP Morgan Chase Bank	3.86	3/2018	1,420,000	35,832
Total Options Purchased
(cost $31,468)				73,632
Description			Shares	Value ($)
Other Investment - 3.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,857,423)			4,857,423 [g]	4,857,423
Total Investments (cost $93,691,487)			100.5%	125,066,677
Liabilities, Less Cash and Receivables			(0.5%)	(668,505)
Net Assets			100.0%	124,398,172

ADR—American Depository Receipt
BADLAR—Buenos Aires Interbank Offer Rate
GDR—Global Depository Receipt

ARS—Argentine Peso
CLP—Chilean Peso
COP—Colombian Peso
MXN—Mexican Peso
MYR—Malaysian Ringgit
RUB—Russian Ruble
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $14,177,017 or 11.4% of net assets.

[e]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[f]	Non-income producing security.
[g]	Investment in affiliated money market mutual fund.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Call Options:
Russian Ruble,
March 2018 @ RUB 62	Citigroup	960	960,000	(228)
South African Rand,
February 2018 @ ZAR 15.5	Citigroup	920	920,000	-
Turkish Lira,
February 2018 @ TRY 4.32	Citigroup	930	930,000	(38)
Turkish Lira,	JP Morgan Chase
March 2018 @ TRY 4.21	Bank	1,420	1,420,000	(1,652)
Total Options Written
(premiums received $48,001)				(1,918)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Total Emerging Markets Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
Ukrainian		United States
Hryvnia	440,000	Dollar	15,603	4/10/18	135
Barclays Bank
		United States
Czech Koruna	58,800,000	Dollar	2,894,061	4/10/18	5,437
		United States
Malaysian Ringgit	15,780,000	Dollar	4,050,828	4/10/18	(13,241)
United States		Chinese Yuan
Dollar	1,235,807	Renminbi	8,000,000	4/10/18	(30,372)
United States
Dollar	2,894,062	Euro	2,316,055	4/10/18	5,281
United States
Dollar	2,087,291	Hungarian Forint	518,410,000	4/10/18	4,753
United States
Dollar	849,061	Turkish Lira	3,240,000	4/10/18	3,944
Citigroup
		United States
Brazilian Real	9,705,000	Dollar	2,959,293	2/2/18	85,959
		United States
Colombian Peso	6,923,905,000	Dollar	2,411,444	4/10/18	17,319
Mexican New		United States
Peso	5,290,000	Dollar	277,144	4/10/18	3,906
		United States
Peruvian New Sol	982,000	Dollar	304,289	4/10/18	229
		United States
Singapore Dollar	1,900,000	Dollar	1,456,106	4/10/18	(5,578)
South African		United States
Rand	1,135,000	Dollar	93,968	4/10/18	869
United States
Dollar	1,183,356	Argentine Peso	21,710,000	3/15/18	100,294
United States
Dollar	963,819	Czech Koruna	19,500,000	4/10/18	2,251
United States
Dollar	1,973,116	Philippine Peso	101,240,000	4/10/18	5,677
United States
Dollar	249,118	Russian Ruble	14,015,000	4/10/18	1,916
HSBC
United States
Dollar	1,227,855	Israeli Shekel	4,200,000	4/10/18	(4,285)
JP Morgan Chase Bank
		United States
Argentine Peso	51,315,000	Dollar	2,618,260	3/15/18	(58,273)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
		United States
Brazilian Real	2,005,000	Dollar	621,234	4/3/18	4,103
		United States
Euro	5,235,000	Dollar	6,552,776	2/28/18	(42,570)
Indonesian		United States
Rupiah	27,164,880,000	Dollar	2,028,595	4/10/18	(9,577)
		United States
Indian Rupee	404,650,000	Dollar	6,319,299	4/10/18	(12,213)
South Korean		United States
Won	11,906,560,000	Dollar	11,083,706	4/10/18	80,334
		United States
Polish Zloty	7,920,000	Dollar	2,335,974	4/10/18	33,217
		United States
Taiwan Dollar	56,015,000	Dollar	1,903,672	4/10/18	24,851
United States
Dollar	625,195	Brazilian Real	2,005,000	2/2/18	(3,937)
United States
Dollar	132,783	Hungarian Forint	32,960,000	4/10/18	377
United States
Dollar	234,762	Israeli Shekel	800,000	4/10/18	69
United States
Dollar	1,415,577	Romanian Leu	5,400,000	4/10/18	(26,350)
United States
Dollar	929,180	Thai Baht	29,455,000	4/10/18	(12,848)
Morgan Stanley Capital Services
		United States
Argentine Peso	35,000,000	Dollar	1,797,638	3/15/18	(51,568)
United States
Dollar	2,356,181	Brazilian Real	7,700,000	2/2/18	(59,938)
UBS
		United States
Czech Koruna	100,070,000	Dollar	4,925,319	4/10/18	9,252
		United States
Malaysian Ringgit	2,420,000	Dollar	618,778	7/23/18	(1,796)
United States
Dollar	4,925,319	Euro	3,939,764	4/10/18	11,311
Gross Unrealized Appreciation					401,484
Gross Unrealized Depreciation					(332,546)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds		12,343,502	-	12,343,502
Equity Securities Foreign
Common Stocks	86,972,683	-	-	86,972,683
Equity Securities Foreign
Preferred Stocks	3,940,307	-	-	3,940,307
Foreign Government		16,879,130	-	16,879,130
Registered Investment Company	4,857,423	-	-	4,857,423
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	401,484	-	401,484
Options Purchased	-	73,632	-	73,632
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	(332,546)	-	(332,546)
Options Written	-	(1,918)	-	(1,918)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $31,421,273, consisting of $32,687,323 gross unrealized appreciation and $1,266,050 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1%
Consumer Discretionary - 1.3%
24 Hour Fit Worldwide,
Gtd. Notes	8.00	6/1/22	100,000	[b]	100,000
Adient Global Holdings,
Gtd. Notes	4.88	8/15/26	75,000	[b]	74,625
Allison Transmission,
Sr. Unscd. Bonds	5.00	10/1/24	75,000	[b]	75,938
Altice,
Gtd. Notes	7.75	5/15/22	350,000	[b]	337,312
Altice,
Gtd. Notes	7.63	2/15/25	75,000	[b]	69,000
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	150,000	[b]	156,094
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	150,000	[b]	152,310
Altice US Finance I,
Sr. Scd. Notes	5.38	7/15/23	75,000	[b]	76,969
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	75,000		73,406
AMC Entertainment Holdings,
Gtd. Notes	5.88	11/15/26	75,000		73,219
AMC Networks,
Gtd. Notes	4.75	12/15/22	75,000		76,688
AMC Networks,
Gtd. Notes	5.00	4/1/24	75,000		76,313
American Axle & Manufacturing,
Gtd. Notes	6.63	10/15/22	125,000		129,687
American Tire Distributors,
Sr. Sub. Notes	10.25	3/1/22	125,000	[b]	130,000
Aramark Services,
Gtd. Notes	4.75	6/1/26	75,000		75,656
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50	4/15/22	50,000	[b]	53,000
AV Homes,
Gtd. Notes	6.63	5/15/22	75,000		78,469
Avis Budget Car Rental,
Gtd. Notes	5.50	4/1/23	75,000		75,844
Beazer Homes USA,
Gtd. Notes	8.75	3/15/22	125,000		136,875
Beazer Homes USA,
Sr. Unscd. Notes	5.88	10/15/27	50,000	[b]	50,000
Boyd Gaming,
Gtd. Notes	6.88	5/15/23	75,000		79,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
Boyd Gaming,
Gtd. Notes	6.38	4/1/26	75,000		80,625
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	50,000		53,813
Cablevision Systems,
Sr. Unscd. Notes	5.88	9/15/22	130,000		131,625
CalAtlantic Group,
Gtd. Notes	5.88	11/15/24	100,000		109,375
CalAtlantic Group,
Gtd. Notes	5.25	6/1/26	60,000		63,075
CCO Holdings,
Sr. Unscd. Notes	5.13	2/15/23	200,000		204,375
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	120,000		123,300
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	75,000	[b]	78,562
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	200,000	[b]	207,500
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	75,000	[b]	76,688
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/27	200,000	[b]	195,304
CCO Holdings,
Sr. Unscd. Notes	5.00	2/1/28	200,000	[b]	194,500
Cengage Learning,
Sr. Unscd. Notes	9.50	6/15/24	50,000	[b]	47,625
Cequel Communications Holdings I,
Sr. Unscd. Notes	5.13	12/15/21	350,000	[b]	353,062
Cinemark USA,
Gtd. Notes	4.88	6/1/23	75,000		76,313
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	150,000		149,437
Constellation Merger Sub,
Sr. Unscd. Notes	8.50	9/15/25	45,000	[b]	44,100
Cooper-Standard Automotive,
Gtd. Notes	5.63	11/15/26	50,000	[b]	51,375
CSC Holdings,
Gtd. Notes	5.50	4/15/27	75,000	[b]	76,125
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	50,000		53,750
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	200,000	[b]	226,125
Dana,
Sr. Unscd. Notes	5.50	12/15/24	100,000		104,750
Dana Financing,
Gtd. Notes	5.75	4/15/25	50,000	[b]	52,625
DISH DBS,
Gtd. Notes	7.88	9/1/19	50,000		53,344

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
DISH DBS,
Gtd. Notes	6.75	6/1/21	150,000		157,500
DISH DBS,
Gtd. Notes	5.88	7/15/22	300,000		299,625
DISH DBS,
Gtd. Notes	7.75	7/1/26	300,000		309,375
Dollar Tree,
Gtd. Notes	5.75	3/1/23	300,000		313,500
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	60,000	[b]	59,850
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	4.50	4/15/20	125,000		128,750
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	5.25	4/15/23	75,000		79,537
GLP Capital,
Gtd. Notes	4.88	11/1/20	50,000		51,924
GLP Capital,
Gtd. Notes	4.38	4/15/21	50,000		51,250
GLP Capital,
Gtd. Notes	5.38	11/1/23	75,000		80,906
GLP Capital,
Gtd. Notes	5.38	4/15/26	75,000		80,437
Golden Nugget,
Sr. Unscd. Notes	6.75	10/15/24	75,000	[b]	77,719
Goodyear Tire & Rubber,
Gtd. Bonds	5.13	11/15/23	75,000		77,063
Goodyear Tire & Rubber,
Gtd. Notes	5.00	5/31/26	75,000		76,031
Goodyear Tire & Rubber,
Gtd. Notes	4.88	3/15/27	125,000		125,156
Gray Television,
Gtd. Notes	5.13	10/15/24	75,000	[b]	75,563
Gray Television,
Gtd. Notes	5.88	7/15/26	75,000	[b]	77,438
Group 1 Automotive,
Gtd. Notes	5.00	6/1/22	75,000		77,498
Hanesbrands,
Gtd. Notes	4.88	5/15/26	75,000	[b]	76,095
Hilton Domestic Operating,
Gtd. Notes	4.25	9/1/24	75,000		74,841
Hilton Worldwide Finance,
Gtd. Notes	4.63	4/1/25	250,000		252,625
iHeartCommunications,
Sr. Scd. Notes	9.00	12/15/19	125,000		96,875
iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	300,000		219,000
IHO Verwaltungs,
Sr. Scd. Bonds	4.13	9/15/21	50,000	[b]	50,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
International Game Technology,
Sr. Scd. Notes	5.63	2/15/20	125,000	[b]	130,312
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	125,000	[b]	134,494
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	75,000	[b]	83,812
J.C. Penney,
Gtd. Notes	6.38	10/15/36	100,000		68,500
Jack Ohio Finance,
Sr. Scd. Notes	6.75	11/15/21	75,000	[b]	79,125
Jaguar Land Rover Automotive,
Gtd. Notes	4.25	11/15/19	75,000	[b]	76,406
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	75,000	[b]	77,110
K Hovnanian Enterprises,
Scd. Notes	10.00	7/15/22	60,000	[b]	65,850
KB Home,
Gtd. Notes	8.00	3/15/20	50,000		54,813
KB Home,
Gtd. Notes	7.50	9/15/22	50,000		57,063
KFC Holding,
Gtd. Notes	5.25	6/1/26	75,000	[b]	76,688
L Brands,
Gtd. Notes	8.50	6/15/19	50,000		54,125
L Brands,
Gtd. Notes	5.63	2/15/22	200,000		211,720
L Brands,
Gtd. Notes	6.88	11/1/35	75,000		77,063
L Brands,
Gtd. Notes	6.75	7/1/36	75,000		75,938
Lamar Media,
Gtd. Notes	5.00	5/1/23	75,000		77,063
Lamar Media,
Gtd. Notes	5.38	1/15/24	75,000		77,625
Lee Enterprises,
Sr. Scd. Notes	9.50	3/15/22	50,000	[b]	52,250
Lennar,
Gtd. Notes	4.50	6/15/19	75,000		76,691
Lennar,
Gtd. Notes	2.95	11/29/20	60,000	[b]	59,550
Lennar,
Gtd. Notes	4.13	1/15/22	125,000		126,719
Lennar,
Gtd. Notes	4.75	11/15/22	75,000		78,026
Lions Gate Entertainment,
Gtd. Notes	5.88	11/1/24	75,000	[b]	80,156
Live Nation Entertainment,
Gtd. Notes	4.88	11/1/24	75,000	[b]	76,688

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
LKQ,
Gtd. Notes	4.75	5/15/23	75,000		77,156
McClatchy,
Sr. Scd. Notes	9.00	12/15/22	61,000		63,821
McClatchy,
Sr. Unscd. Debs.	6.88	3/15/29	100,000		98,000
MDC Holdings,
Gtd. Notes	6.00	1/15/43	100,000		99,250
Men's Wearhouse,
Gtd. Notes	7.00	7/1/22	75,000		74,813
MGM Resorts International,
Gtd. Notes	6.75	10/1/20	50,000		53,875
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	225,000		245,743
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	75,000		85,594
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	75,000		81,187
Michaels Stores,
Gtd. Notes	5.88	12/15/20	75,000	[b]	76,353
Mohegan Gaming & Entertainment,
Gtd. Notes	7.88	10/15/24	75,000	[b]	77,156
Monitronics International,
Gtd. Notes	9.13	4/1/20	225,000		197,859
National CineMedia,
Sr. Scd. Notes	6.00	4/15/22	60,000		61,125
Netflix,
Sr. Unscd. Notes	5.50	2/15/22	125,000		132,812
Netflix,
Sr. Unscd. Notes	5.88	2/15/25	75,000		80,458
New Albertson's,
Sr. Unscd. Bonds	8.00	5/1/31	50,000		44,875
New Albertson's,
Sr. Unscd. Notes	8.70	5/1/30	40,000		37,700
New Red Finance,
Sr. Scd. Notes	4.63	1/15/22	50,000	[b]	51,188
New Red Finance,
Sr. Scd. Notes	4.25	5/15/24	150,000	[b]	147,750
Nexstar Broadcasting,
Gtd. Notes	5.63	8/1/24	75,000	[b]	77,671
Nielsen Finance,
Gtd. Notes	5.00	4/15/22	350,000	[b]	356,562
Outfront Media Capital,
Gtd. Notes	5.25	2/15/22	125,000		127,944
Outfront Media Capital,
Gtd. Notes	5.63	2/15/24	75,000		77,063
Penske Automotive Group,
Gtd. Notes	5.75	10/1/22	75,000		77,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
Penske Automotive Group,
Gtd. Notes	5.50	5/15/26	75,000		76,878
PetSmart,
Gtd. Notes	7.13	3/15/23	300,000	[b]	190,125
Pinnacle Entertainment,
Sr. Unscd. Notes	5.63	5/1/24	75,000		80,625
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	300,000	[b]	332,625
PulteGroup,
Gtd. Notes	5.50	3/1/26	75,000		80,812
PulteGroup,
Gtd. Notes	5.00	1/15/27	75,000		78,184
PulteGroup,
Gtd. Notes	7.88	6/15/32	100,000		124,750
Quebecor Media,
Sr. Unscd. Notes	5.75	1/15/23	150,000		159,375
Regal Entertainment Group,
Sr. Unscd. Notes	5.75	3/15/22	125,000		129,062
Rivers Pittsburgh Finance,
Sr. Scd. Notes	6.13	8/15/21	60,000	[b]	59,700
RSI Home Products,
Scd. Notes	6.50	3/15/23	75,000	[b]	78,937
Sally Holdings,
Gtd. Notes	5.63	12/1/25	75,000		75,015
Scientific Games International,
Gtd. Notes	6.63	5/15/21	100,000		104,000
Scientific Games International,
Gtd. Notes	10.00	12/1/22	150,000		164,625
Scientific Games International,
Sr. Scd. Notes	7.00	1/1/22	125,000	[b]	132,187
Service Corporation International,
Sr. Unscd. Notes	5.38	5/15/24	75,000		79,031
ServiceMaster,
Gtd. Notes	5.13	11/15/24	75,000	[b]	75,375
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	350,000	[b]	342,772
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	75,000	[b]	71,906
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	300,000	[b]	296,812
Silversea Cruise Finance,
Sr. Scd. Notes	7.25	2/1/25	75,000	[b]	81,225
Sinclair Television Group,
Gtd. Notes	5.38	4/1/21	75,000		76,238
Sinclair Television Group,
Gtd. Notes	6.13	10/1/22	75,000		77,438
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	75,000	[b]	77,438

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
Sirius XM Radio,
Gtd. Notes	3.88	8/1/22	200,000	[b]	200,250
Sirius XM Radio,
Gtd. Notes	6.00	7/15/24	75,000	[b]	78,562
Sirius XM Radio,
Gtd. Notes	5.38	4/15/25	75,000	[b]	77,063
Sirius XM Radio,
Gtd. Notes	5.38	7/15/26	75,000	[b]	76,781
Six Flags Entertainment,
Gtd. Notes	4.88	7/31/24	150,000	[b]	152,437
Sonic Automotive,
Gtd. Notes	5.00	5/15/23	75,000		73,313
Springs Industries,
Sr. Scd. Notes	6.25	6/1/21	75,000		76,781
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	75,000	[b]	76,384
TEGNA,
Gtd. Notes	6.38	10/15/23	250,000		262,150
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	75,000		75,563
Tenneco,
Gtd. Notes	5.00	7/15/26	75,000		75,844
Tesla,
Gtd. Notes	5.30	8/15/25	100,000	[b]	95,575
Time,
Gtd. Notes	5.75	4/15/22	125,000	[b]	130,391
Toll Brothers Finance,
Gtd. Notes	4.88	11/15/25	250,000		260,937
TRI Pointe Group,
Gtd. Notes	5.88	6/15/24	80,000		85,144
Tribune Media,
Gtd. Notes	5.88	7/15/22	75,000		77,531
Under Armour,
Sr. Unscd. Notes	3.25	6/15/26	75,000		65,753
Unitymedia Hessen,
Sr. Scd. Bonds	5.00	1/15/25	75,000	[b]	77,250
Univision Communications,
Sr. Scd. Notes	6.75	9/15/22	25,000	[b]	26,000
Univision Communications,
Sr. Scd. Notes	5.13	5/15/23	75,000	[b]	74,850
Univision Communications,
Sr. Scd. Notes	5.13	2/15/25	75,000	[b]	72,938
Viacom,
Jr. Sub. Notes	5.88	2/28/57	75,000		76,244
Viacom,
Jr. Sub. Notes	6.25	2/28/57	75,000		77,480
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	75,000	[b]	77,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Discretionary - 1.3% (continued)
Virgin Media Secured Finance,
Sr. Scd. Bonds	5.25	1/15/26	75,000	[b]	76,594
Wynn Las Vegas,
Gtd. Notes	5.50	3/1/25	300,000	[b]	303,562
Yum! Brands,
Sr. Unscd. Notes	3.75	11/1/21	200,000		203,000
Ziggo Bond Finance,
Sr. Unscd. Notes	6.00	1/15/27	75,000	[b]	74,063
Ziggo Secured Finance,
Sr. Scd. Notes	5.50	1/15/27	300,000	[b]	298,500
					18,882,396
Consumer Staples - .2%
Albertsons,
Gtd. Notes	6.63	6/15/24	75,000		71,625
Albertsons,
Gtd. Notes	5.75	3/15/25	75,000		67,313
Alliance One International,
Scd. Notes	9.88	7/15/21	175,000		166,906
Avon Products,
Sr. Unscd. Notes	6.60	3/15/20	50,000		49,000
Avon Products,
Sr. Unscd. Notes	7.00	3/15/23	150,000		132,187
B&G Foods,
Gtd. Notes	4.63	6/1/21	75,000		75,563
Darling Ingredients,
Gtd. Notes	5.38	1/15/22	70,000		71,750
Dean Foods,
Gtd. Notes	6.50	3/15/23	75,000	[b]	74,438
Dole Food,
Sr. Scd. Notes	7.25	6/15/25	50,000	[b]	53,375
Edgewell Personal Care,
Gtd. Notes	4.70	5/24/22	50,000		51,125
First Quality Finance,
Sr. Unscd. Notes	4.63	5/15/21	75,000	[b]	75,844
Fresh Market,
Sr. Scd. Notes	9.75	5/1/23	75,000	[b]	52,688
HRG Group,
Sr. Unscd. Notes	7.75	1/15/22	125,000		130,406
JBS USA Finance,
Gtd. Notes	8.25	2/1/20	50,000	[b]	50,250
JBS USA Finance,
Gtd. Notes	7.25	6/1/21	50,000	[b]	51,250
JBS USA Finance,
Gtd. Notes	5.88	7/15/24	75,000	[b]	75,469
JBS USA Finance,
Gtd. Notes	5.75	6/15/25	100,000	[b]	99,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Consumer Staples - .2% (continued)
Kronos Acquisition Holdings,
Gtd. Notes	9.00	8/15/23	75,000	[b]	73,875
Pilgrim's Pride,
Gtd. Notes	5.75	3/15/25	75,000	[b]	75,938
Post Holdings,
Gtd. Notes	5.50	3/1/25	75,000	[b]	77,438
Post Holdings,
Gtd. Notes	5.00	8/15/26	300,000	[b]	293,625
Prestige Brands,
Gtd. Notes	6.38	3/1/24	55,000	[b]	56,925
Revlon Consumer Products,
Gtd. Notes	5.75	2/15/21	125,000		97,187
Rite Aid,
Gtd. Notes	6.13	4/1/23	300,000	[b]	280,875
Safeway,
Sr. Unscd. Debs.	7.25	2/1/31	50,000		43,250
Spectrum Brands,
Gtd. Notes	5.75	7/15/25	75,000		79,312
Tesco,
Sr. Unscd. Notes	6.15	11/15/37	100,000	[b]	108,939
TreeHouse Foods,
Gtd. Notes	6.00	2/15/24	75,000	[b]	78,094
US Foods,
Gtd. Notes	5.88	6/15/24	75,000	[b]	78,562
Vector Group,
Sr. Scd. Notes	6.13	2/1/25	75,000	[b]	78,000
					2,770,209
Energy - .7%
American Midstream Partner,
Gtd. Notes	8.50	12/15/21	50,000	[b]	51,750
Andeavor Logistics,
Gtd. Notes	5.50	10/15/19	50,000		52,052
Andeavor Logistics,
Gtd. Notes	5.25	1/15/25	130,000		136,526
Antero Midstream Partners,
Gtd. Notes	5.38	9/15/24	75,000		77,627
Antero Resources,
Gtd. Notes	5.13	12/1/22	125,000		128,314
Antero Resources,
Gtd. Notes	5.63	6/1/23	75,000		78,000
Ascent Resources Utica Holdings,
Sr. Unscd. Notes	10.00	4/1/22	50,000	[b]	55,313
Athabasca Oil,
Scd. Notes	9.88	2/24/22	50,000	[b]	50,438
Blue Racer Midstream,
Gtd. Notes	6.13	11/15/22	75,000	[b]	78,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
Bristow Group,
Gtd. Notes	6.25	10/15/22	100,000		85,000
California Resources,
Scd. Notes	8.00	12/15/22	150,000	[b]	126,094
Calumet Specialty Products Partners,
Gtd. Notes	6.50	4/15/21	125,000		125,625
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	57,000		58,211
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	75,000		77,812
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	100,000		103,500
Chesapeake Energy,
Gtd. Notes	8.00	1/15/25	75,000	[b]	75,938
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	50,000	[b]	49,625
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	139,000	[b]	149,599
CONSOL Energy,
Gtd. Notes	5.88	4/15/22	350,000		360,062
Continental Resources,
Gtd. Notes	5.00	9/15/22	300,000		304,500
Continental Resources,
Gtd. Notes	4.50	4/15/23	75,000		76,125
Continental Resources,
Gtd. Notes	3.80	6/1/24	75,000		73,781
Continental Resources,
Gtd. Notes	4.90	6/1/44	40,000		40,100
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	75,000		78,562
CSI Compressco,
Gtd. Notes	7.25	8/15/22	100,000		99,000
DCP Midstream Operating,
Gtd. Notes	9.75	3/15/19	60,000	[b]	64,575
DCP Midstream Operating,
Gtd. Notes	4.75	9/30/21	170,000	[b]	177,701
DCP Midstream Operating,
Gtd. Notes	4.95	4/1/22	60,000		62,850
DCP Midstream Operating,
Gtd. Notes	3.88	3/15/23	130,000		130,650
DCP Midstream Operating,
Gtd. Notes	6.75	9/15/37	50,000	[b]	56,875
Diamond Offshore Drilling,
Sr. Unscd. Notes	4.88	11/1/43	175,000		134,750
Diamondback Energy,
Gtd. Notes	4.75	11/1/24	75,000		76,219
Diamondback Energy,
Gtd. Notes	5.38	5/31/25	75,000		78,094

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
Eclipse Resources,
Gtd. Notes	8.88	7/15/23	75,000		78,562
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	50,000		55,079
Energy Transfer Equity,
Sr. Scd. Notes	5.88	1/15/24	75,000		81,375
Energy Transfer Equity,
Sr. Scd. Notes	5.50	6/1/27	75,000		79,220
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	150,000		129,328
Ensco,
Sr. Unscd. Notes	5.75	10/1/44	100,000		71,875
Everest Acquisition Finance,
Gtd. Notes	6.38	6/15/23	75,000		50,438
Genesis Energy,
Gtd. Notes	6.75	8/1/22	175,000		182,437
Genesis Energy,
Gtd. Notes	6.00	5/15/23	50,000		50,938
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	75,000		75,938
Halcon Resources,
Gtd. Notes	6.75	2/15/25	18,000	[b]	19,035
Hilcorp Energy I,
Sr. Unscd. Notes	5.75	10/1/25	75,000	[b]	77,625
Jupiter Resources,
Sr. Unscd. Notes	8.50	10/1/22	75,000	[b]	46,125
KCA Deutag UK Finance,
Sr. Scd. Notes	9.88	4/1/22	50,000	[b]	54,500
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	100,000		101,750
Legacy Reserves Finance,
Gtd. Notes	6.63	12/1/21	50,000		37,000
Matador Resources,
Gtd. Notes	6.88	4/15/23	150,000		158,250
McDermott International,
Scd. Notes	8.00	5/1/21	75,000	[b]	77,531
MEG Energy,
Gtd. Notes	7.00	3/31/24	75,000	[b]	65,344
MEG Energy,
Scd. Notes	6.50	1/15/25	75,000	[b]	73,781
Murphy Oil,
Sr. Unscd. Notes	6.88	8/15/24	150,000		160,599
Murphy Oil,
Sr. Unscd. Notes	5.75	8/15/25	70,000		71,925
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	50,000		53,500
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	80,000		86,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	60,000		63,675
NGL Energy Partners,
Gtd. Notes	5.13	7/15/19	150,000		152,625
NGPL Pipeco,
Sr. Unscd. Bonds	4.88	8/15/27	75,000	[b]	77,344
Niska Gas Storage,
Gtd. Notes	6.50	4/1/19	75,000		75,844
Noble Holding International,
Gtd. Notes	7.75	1/15/24	75,000		69,938
Noble Holding International,
Gtd. Notes	6.05	3/1/41	150,000		105,000
Noble Holding International,
Gtd. Notes	5.25	3/15/42	100,000		66,750
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	75,000		63,375
Parsley Energy,
Gtd. Notes	6.25	6/1/24	120,000	[b]	126,900
Parsley Energy,
Gtd. Notes	5.38	1/15/25	75,000	[b]	76,125
PBF Holding,
Gtd. Notes	7.00	11/15/23	125,000		131,875
Peabody Energy,
Sr. Scd. Notes	6.00	3/31/22	75,000	[b]	78,184
Peabody Energy,
Sr. Scd. Notes	6.38	3/31/25	75,000	[b]	79,031
Precision Drilling,
Gtd. Notes	7.13	1/15/26	70,000	[b]	72,975
QEP Resources,
Sr. Unscd. Notes	5.25	5/1/23	75,000		76,875
Range Resources,
Gtd. Notes	5.00	8/15/22	75,000		75,938
Range Resources,
Gtd. Notes	4.88	5/15/25	75,000		73,219
Resolute Energy,
Gtd. Notes	8.50	5/1/20	50,000		50,500
Rockies Express Pipeline,
Sr. Unscd. Notes	6.00	1/15/19	75,000	[b]	77,250
Rockies Express Pipeline,
Sr. Unscd. Notes	5.63	4/15/20	50,000	[b]	52,750
Rose Rock Finance,
Gtd. Notes	5.63	7/15/22	75,000		76,125
Rowan Cos.,
Gtd. Notes	4.88	6/1/22	125,000		121,875
Rowan Cos.,
Gtd. Notes	7.38	6/15/25	75,000		77,227
Rowan Cos.,
Gtd. Notes	5.85	1/15/44	20,000		16,100

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
RSP Permian,
Gtd. Notes	6.63	10/1/22	150,000		157,875
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	75,000		74,249
SESI,
Gtd. Notes	7.13	12/15/21	75,000		76,969
Seven Generations Energy,
Gtd. Notes	6.88	6/30/23	120,000	[b]	128,400
SM Energy,
Sr. Unscd. Notes	6.13	11/15/22	75,000		78,281
SM Energy,
Sr. Unscd. Notes	5.63	6/1/25	75,000		74,625
Southwestern Energy,
Sr. Unscd. Notes	4.10	3/15/22	200,000		197,500
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/25	75,000		75,938
Tallgrass Energy Partners,
Gtd. Notes	5.50	1/15/28	80,000	[b]	79,900
Targa Resources Partners,
Gtd. Notes	4.13	11/15/19	250,000		251,250
Targa Resources Partners,
Gtd. Notes	5.00	1/15/28	80,000	[b]	79,500
Teine Energy,
Sr. Unscd. Notes	6.88	9/30/22	60,000	[b]	62,400
Transocean,
Gtd. Bonds	6.50	11/15/20	100,000		106,250
Transocean,
Gtd. Notes	7.50	4/15/31	75,000		71,813
Transocean,
Gtd. Notes	6.80	3/15/38	150,000		129,375
Transocean Phoenix 2,
Sr. Scd. Notes	7.75	10/15/24	67,500	[b]	73,828
Trinidad Drilling,
Gtd. Notes	6.63	2/15/25	40,000	[b]	39,400
Tullow Oil,
Gtd. Notes	6.00	11/1/20	50,000	[b]	50,625
Ultra Resources,
Gtd. Notes	6.88	4/15/22	50,000	[b]	50,188
Unit,
Gtd. Notes	6.63	5/15/21	100,000		101,375
Weatherford International,
Gtd. Notes	7.75	6/15/21	75,000		79,781
Weatherford International,
Gtd. Notes	4.50	4/15/22	75,000		71,625
Weatherford International,
Gtd. Notes	8.25	6/15/23	130,000		137,800
Weatherford International,
Gtd. Notes	7.00	3/15/38	100,000		90,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Energy - .7% (continued)
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	75,000		77,812
Williams Cos.,
Sr. Unscd. Debs., Ser. A	7.50	1/15/31	100,000		125,500
Williams Cos.,
Sr. Unscd. Notes	3.70	1/15/23	100,000		99,750
Williams Cos.,
Sr. Unscd. Notes	4.55	6/24/24	75,000		77,344
Williams Cos.,
Sr. Unscd. Notes	5.75	6/24/44	75,000		83,070
WPX Energy,
Sr. Unscd. Notes	6.00	1/15/22	50,000		52,735
WPX Energy,
Sr. Unscd. Notes	8.25	8/1/23	75,000		86,437
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/24	75,000		76,313
					10,267,018
Financials - .3%
AerCap Global Aviation Trust,
Gtd. Notes	6.50	6/15/45	75,000	[b]	82,125
Ally Financial,
Gtd. Notes	7.50	9/15/20	165,000		181,912
Ally Financial,
Gtd. Notes	8.00	11/1/31	200,000		256,000
Ally Financial,
Sr. Unscd. Notes	3.75	11/18/19	125,000		126,406
Ally Financial,
Sr. Unscd. Notes	4.13	2/13/22	50,000		50,750
Ally Financial,
Sub. Notes	5.75	11/20/25	175,000		187,906
CIT Group,
Sr. Unscd. Notes	3.88	2/19/19	50,000		50,565
CIT Group,
Sr. Unscd. Notes	5.38	5/15/20	17,000		17,850
CIT Group,
Sr. Unscd. Notes	5.00	8/1/23	75,000		78,562
Credit Acceptance,
Gtd. Notes	6.13	2/15/21	100,000		101,500
Deutsche Bank,
Sub. Notes	4.30	5/24/28	75,000		73,712
Dresdner Funding Trust I,
Jr. Sub. Notes	8.15	6/30/31	130,000	[b]	175,175
E*TRADE Financial,
Jr. Sub. Notes, Ser. A	5.88	12/31/49	200,000		210,000
Enova International,
Gtd. Notes	9.75	6/1/21	47,000		50,290

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Financials - .3% (continued)
FBM Finance,
Sr. Scd. Notes	8.25	8/15/21	75,000	[b]	80,062
Fortress Transportation & Infrastructure
Investors,
Sr. Unscd. Notes	6.75	3/15/22	60,000	[b]	63,000
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	200,000		201,750
Genworth Holdings,
Gtd. Notes	7.63	9/24/21	50,000		49,110
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	125,000	[b]	130,156
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	125,000		128,009
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	125,000		127,812
Intelsat Connect Finance,
Gtd. Notes	12.50	4/1/22	50,000	[b]	38,750
Intesa Sanpaolo,
Sub. Notes	5.71	1/15/26	75,000	[b]	78,975
Jefferies Finance,
Sr. Unscd. Notes	6.88	4/15/22	50,000	[b]	51,500
Liberty Mutual Group,
Gtd. Bonds	7.80	3/7/87	50,000	[b]	63,375
MSCI,
Gtd. Notes	5.25	11/15/24	75,000	[b]	78,450
MSCI,
Gtd. Notes	5.75	8/15/25	75,000	[b]	79,875
MSCI,
Gtd. Notes	4.75	8/1/26	75,000	[b]	76,688
Nationstar Mortgage,
Gtd. Notes	6.50	7/1/21	125,000		126,847
Navient,
Sr. Unscd. Notes	5.50	1/15/19	300,000		305,694
Navient,
Sr. Unscd. Notes	4.88	6/17/19	75,000		76,164
Navient,
Sr. Unscd. Notes	6.50	6/15/22	190,000		200,925
Navient,
Sr. Unscd. Notes	5.50	1/25/23	75,000		75,563
Och-Ziff Finance,
Gtd. Notes	4.50	11/20/19	250,000	[b]	246,575
OneMain Financial Holdings,
Gtd. Notes	7.25	12/15/21	125,000	[b]	129,453
Park Aerospace Holdings,
Gtd. Notes	5.25	8/15/22	300,000	[b]	297,000
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/24	75,000	[b]	74,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Financials - .3% (continued)
Quicken Loans,
Gtd. Notes	5.75	5/1/25	150,000	[b]	153,562
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	200,000		217,327
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	250,000		272,883
Springleaf Finance,
Gtd. Notes	5.25	12/15/19	75,000		77,438
Springleaf Finance,
Gtd. Notes	8.25	12/15/20	50,000		55,250
Springleaf Finance,
Gtd. Notes	6.13	5/15/22	50,000		51,890
					5,251,227
Health Care - .6%
Acadia Healthcare,
Gtd. Notes	5.63	2/15/23	75,000		76,290
AMAG Pharmaceuticals,
Gtd. Notes	7.88	9/1/23	75,000	[b]	71,625
Avantor,
Sr. Scd. Notes	6.00	10/1/24	300,000	[b]	303,375
Centene,
Sr. Unscd. Notes	5.63	2/15/21	75,000		77,297
Centene,
Sr. Unscd. Notes	4.75	5/15/22	125,000		130,625
Centene,
Sr. Unscd. Notes	4.75	1/15/25	75,000		76,500
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	75,000	[b]	76,594
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	190,000		178,481
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	50,000		35,906
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	50,000		46,875
CHS/Community Health Systems,
Sr. Scd. Notes	6.25	3/31/23	210,000		195,300
DaVita,
Gtd. Notes	5.13	7/15/24	300,000		302,821
DaVita,
Gtd. Notes	5.00	5/1/25	75,000		74,906
DJO Finco,
Scd. Notes	8.13	6/15/21	75,000	[b]	72,750
Encompass Health,
Gtd. Notes	5.75	11/1/24	75,000		76,781
Encompass Health,
Gtd. Notes	5.75	9/15/25	100,000		103,875

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Health Care - .6% (continued)
Endo Finance,
Gtd. Notes	5.75	1/15/22	50,000	[b]	42,500
Endo Finance,
Gtd. Notes	5.38	1/15/23	75,000	[b]	58,875
Endo Finco,
Gtd. Notes	6.00	7/15/23	150,000	[b]	118,312
Endo Finco,
Gtd. Notes	6.00	2/1/25	75,000	[b]	56,766
Envision Healthcare,
Gtd. Notes	6.25	12/1/24	75,000	[b]	79,781
Greatbatch,
Gtd. Notes	9.13	11/1/23	100,000	[b]	109,021
HCA,
Gtd. Notes	7.50	2/15/22	300,000		337,500
HCA,
Gtd. Notes	5.88	5/1/23	250,000		268,750
HCA,
Gtd. Notes	5.38	2/1/25	230,000		235,750
HCA,
Sr. Scd. Bonds	4.50	2/15/27	160,000		159,800
HCA,
Sr. Scd. Notes	3.75	3/15/19	225,000		228,100
HCA,
Sr. Scd. Notes	4.25	10/15/19	120,000		122,550
HCA,
Sr. Scd. Notes	6.50	2/15/20	50,000		53,438
HCA,
Sr. Scd. Notes	5.00	3/15/24	300,000		313,500
HCA,
Sr. Scd. Notes	5.50	6/15/47	100,000		102,312
Hologic,
Gtd. Notes	5.25	7/15/22	75,000	[b]	77,904
Immucor,
Gtd. Notes	11.13	2/15/22	60,000	[b]	63,300
inVentiv Group Holdings,
Gtd. Notes	7.50	10/1/24	55,000	[b]	59,950
Kindred Healthcare,
Gtd. Notes	8.00	1/15/20	50,000		53,594
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	100,000		101,875
Kinetic Concepts,
Scd. Notes	12.50	11/1/21	125,000	[b]	143,281
Kinetic Concepts,
Sr. Scd. Notes	7.88	2/15/21	75,000	[b]	77,906
LifePoint Health,
Gtd. Notes	5.50	12/1/21	125,000		127,656
LifePoint Health,
Gtd. Notes	5.88	12/1/23	75,000		75,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Health Care - .6% (continued)
LifePoint Health,
Gtd. Notes	5.38	5/1/24	75,000		72,563
Mallinckrodt International Finance,
Gtd. Notes	4.88	4/15/20	75,000	[b]	73,313
Mallinckrodt International Finance,
Gtd. Notes	5.75	8/1/22	75,000	[b]	69,188
Mallinckrodt International Finance,
Gtd. Notes	5.63	10/15/23	75,000	[b]	64,500
MEDNAX,
Gtd. Notes	5.25	12/1/23	75,000	[b]	76,781
Molina Healthcare,
Gtd. Notes	5.38	11/15/22	75,000		78,898
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/24	75,000	[b]	80,719
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/22	125,000	[b]	125,625
Pharmaceutical Product Development,
Gtd. Notes	6.38	8/1/23	75,000	[b]	77,812
Quintiles IMS,
Gtd. Notes	4.88	5/15/23	75,000	[b]	78,000
Quintiles IMS,
Gtd. Notes	5.00	10/15/26	300,000	[b]	306,750
Quorum Health,
Gtd. Notes	11.63	4/15/23	100,000		103,875
RegionalCare Hospital Partners Holdings,
Sr. Scd. Notes	8.25	5/1/23	75,000	[b]	79,125
Select Medical,
Gtd. Notes	6.38	6/1/21	75,000		76,969
Sotera Health Topco,
Sr. Unscd. Notes	8.13	11/1/21	60,000	[b]	60,750
Surgery Center Holdings,
Gtd. Notes	8.88	4/15/21	60,000	[b]	62,925
Team Health Holdings,
Gtd. Notes	6.38	2/1/25	75,000	[b]	70,313
Tenet Healthcare,
Scd. Notes	7.50	1/1/22	110,000	[b]	116,814
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	300,000		315,564
Tenet Healthcare,
Sr. Scd. Notes	4.63	7/15/24	100,000	[b]	98,625
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	50,000		51,782
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	300,000		297,000
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	75,000		75,750
Valeant Pharmaceuticals International,
Gtd. Notes	5.38	3/15/20	142,000	[b]	141,645

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Health Care - .6% (continued)
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	50,000	[b]	50,313
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	175,000	[b]	173,687
Valeant Pharmaceuticals International,
Gtd. Notes	5.88	5/15/23	300,000	[b]	271,650
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	300,000	[b]	269,685
Vizient,
Sr. Unscd. Notes	10.38	3/1/24	75,000	[b]	84,750
WellCare Health Plans,
Sr. Unscd. Notes	5.25	4/1/25	150,000		157,005
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/25	100,000	[b]	101,750
					8,732,021
Industrials - .5%
ADT,
Sr. Scd. Notes	6.25	10/15/21	225,000		245,672
AECOM,
Gtd. Notes	5.75	10/15/22	75,000		78,710
AECOM,
Gtd. Notes	5.88	10/15/24	75,000		80,344
AECOM,
Gtd. Notes	5.13	3/15/27	75,000		75,281
AGCO,
Sr. Unscd. Notes	5.88	12/1/21	90,000		96,155
Ahern Rentals,
Scd. Notes	7.38	5/15/23	75,000	[b]	72,750
Air Canada,
Gtd. Notes	7.75	4/15/21	50,000	[b]	56,438
Aircastle,
Sr. Unscd. Notes	6.25	12/1/19	125,000		131,406
Aircastle,
Sr. Unscd. Notes	5.13	3/15/21	75,000		78,961
Aircastle,
Sr. Unscd. Notes	5.00	4/1/23	75,000		78,750
Allegiant Travel,
Gtd. Notes	5.50	7/15/19	50,000		51,500
American Airlines Group,
Gtd. Notes	5.50	10/1/19	75,000	[b]	77,063
American Airlines Group,
Gtd. Notes	4.63	3/1/20	125,000	[b]	127,031
Apex Tool Group,
Gtd. Notes	7.00	2/1/21	50,000	[b]	49,750
APX Group,
Gtd. Notes	8.75	12/1/20	125,000		127,656

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Industrials - .5% (continued)
APX Group,
Sr. Scd. Notes	7.88	12/1/22	75,000		80,625
Arconic,
Sr. Unscd. Notes	5.13	10/1/24	275,000		291,672
Arconic,
Sr. Unscd. Notes	5.95	2/1/37	100,000		109,969
Ashtead Capital,
Scd. Notes	5.63	10/1/24	75,000	[b]	79,665
Avis Budget Car Rental,
Gtd. Notes	5.13	6/1/22	45,000	[b]	45,394
BCD Acquisition,
Sr. Scd. Notes	9.63	9/15/23	75,000	[b]	82,312
Blueline Rental,
Scd. Notes	9.25	3/15/24	75,000	[b]	81,750
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	50,000	[b]	54,063
Bombardier,
Sr. Unscd. Notes	8.75	12/1/21	350,000	[b]	390,687
Bombardier,
Sr. Unscd. Notes	6.13	1/15/23	75,000	[b]	76,031
Builders FirstSource,
Sr. Scd. Notes	5.63	9/1/24	75,000	[b]	78,750
Cenveo,
Sr. Scd. Notes	6.00	8/1/19	100,000	[b]	69,750
Ceridian HCM Holding,
Sr. Unscd. Notes	11.00	3/15/21	50,000	[b]	51,893
Clean Harbors,
Gtd. Notes	5.13	6/1/21	125,000		126,574
CNH Industrial,
Sr. Unscd. Notes	4.50	8/15/23	75,000		78,281
CNH Industrial Capital,
Gtd. Notes	4.38	4/5/22	50,000		51,766
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	100,000		101,750
Emeco Pty,
Sr. Scd. Notes, Ser. B	9.25	3/31/22	60,000		64,650
Gates Global,
Gtd. Notes	6.00	7/15/22	75,000	[b]	76,695
General Cable,
Gtd. Notes	5.75	10/1/22	75,000		77,719
GFL Environmental,
Sr. Unscd. Notes	9.88	2/1/21	75,000	[b]	79,219
Great Lakes Dredge & Dock Corp,
Gtd. Notes	8.00	5/15/22	75,000		78,187
Griffon,
Gtd. Notes	5.25	3/1/22	75,000		76,688
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	75,000	[b]	80,062

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Industrials - .5% (continued)
HD Supply,
Gtd. Notes	5.75	4/15/24	75,000	[b]	80,437
Hertz,
Gtd. Notes	5.88	10/15/20	75,000		75,375
Hertz,
Gtd. Notes	6.25	10/15/22	75,000		72,375
Hertz,
Gtd. Notes	5.50	10/15/24	75,000	[b]	67,549
Hornbeck Offshore Service,
Gtd. Notes	5.00	3/1/21	75,000		44,063
Huntington Ingalls Industries,
Gtd. Notes	5.00	11/15/25	75,000	[b]	80,719
IHS Markit,
Gtd. Notes	4.75	2/15/25	75,000	[b]	78,187
KLX,
Gtd. Notes	5.88	12/1/22	75,000	[b]	78,375
Midas Intermediate Holdco II,
Gtd. Notes	7.88	10/1/22	60,000	[b]	61,632
Navios Maritime Holdings,
Sr. Scd. Notes	7.38	1/15/22	75,000	[b]	62,063
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	75,000		77,906
Rent-A-Center,
Gtd. Notes	6.63	11/15/20	50,000		47,750
Ritchie Bros Auctioneers,
Gtd. Notes	5.38	1/15/25	75,000	[b]	77,250
Sensata Technologies,
Gtd. Notes	4.88	10/15/23	75,000	[b]	78,281
Sensata Technologies UK Financing,
Gtd. Notes	6.25	2/15/26	75,000	[b]	81,000
Service Corp International,
Sr. Unscd. Notes	5.38	1/15/22	60,000		61,469
Standard Industries,
Sr. Unscd. Notes	6.00	10/15/25	75,000	[b]	80,062
Stena,
Sr. Unscd. Notes	7.00	2/1/24	75,000	[b]	71,063
Syniverse Foreign Holdings,
Gtd. Notes	9.13	1/15/22	50,000	[b]	52,063
Terex,
Gtd. Notes	5.63	2/1/25	125,000	[b]	129,062
Tervita Escrow,
Scd. Notes	7.63	12/1/21	60,000	[b]	60,375
TransDigm,
Gtd. Notes	6.00	7/15/22	125,000		128,594
TransDigm,
Gtd. Notes	6.50	7/15/24	75,000		77,344
TransDigm,
Gtd. Notes	6.38	6/15/26	75,000		77,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Industrials - .5% (continued)
Triumph Group,
Gtd. Notes	4.88	4/1/21	100,000		98,750
United Rentals North America,
Gtd. Notes	5.50	5/15/27	200,000		210,500
United Rentals North America,
Scd. Notes	4.63	7/15/23	75,000		77,906
US Concrete,
Gtd. Notes	6.38	6/1/24	75,000		81,060
Vertiv Group,
Sr. Unscd. Notes	9.25	10/15/24	75,000	[b]	81,328
Virgin Australia Holdings,
Gtd. Notes	7.88	10/15/21	50,000	[b]	51,500
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	75,000		77,344
Xerium Technologies,
Sr. Scd. Notes	9.50	8/15/21	100,000		101,875
XPO Logistics,
Gtd. Notes	6.50	6/15/22	50,000	[b]	52,238
XPO Logistics,
Gtd. Notes	6.13	9/1/23	300,000	[b]	317,625
					6,761,895
Information Technology - .3%
Advanced Micro Devices,
Sr. Unscd. Notes	7.50	8/15/22	150,000		167,250
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	75,000		77,438
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	125,000	[b]	125,781
Boxer Parent,
Sr. Unscd. Notes	9.00	10/15/19	37,000	[b]	37,139
Camelot Finance,
Sr. Unscd. Notes	7.88	10/15/24	75,000	[b]	80,062
CDW,
Gtd. Notes	5.50	12/1/24	75,000		81,328
CDW,
Gtd. Notes	5.00	9/1/25	75,000		76,594
Conduent Finance,
Gtd. Notes	10.50	12/15/24	75,000	[b]	87,772
Dell,
Sr. Unscd. Bonds	4.63	4/1/21	45,000		46,519
Dell International,
Gtd. Notes	5.88	6/15/21	350,000	[b]	363,345
EMC,
Sr. Unscd. Notes	2.65	6/1/20	350,000		344,924
First Data,
Scd. Notes	5.75	1/15/24	300,000	[b]	311,157

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Information Technology - .3% (continued)
First Data,
Sr. Scd. Notes	5.38	8/15/23	250,000	[b]	258,437
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/24	75,000	[b]	83,062
Harland Clarke Holdings,
Sr. Unscd. Notes	9.25	3/1/21	50,000	[b]	51,750
Infor Software Parent,
Sr. Unscd. Notes	7.13	5/1/21	125,000	[b]	128,125
Infor US,
Gtd. Notes	6.50	5/15/22	50,000		51,813
Informatica,
Sr. Unscd. Notes	7.13	7/15/23	75,000	[b]	77,610
Ingram Micro,
Sr. Unscd. Notes	5.45	12/15/24	75,000		74,398
NCR,
Gtd. Notes	4.63	2/15/21	75,000		75,705
NCR,
Gtd. Notes	5.00	7/15/22	75,000		76,898
NCR,
Sr. Unscd. Notes	4.75	12/15/21	125,000	[b]	129,219
Netflix,
Sr. Unscd. Bonds	4.38	11/15/26	75,000		73,664
Netflix,
Sr. Unscd. Notes	4.88	4/15/28	100,000	[b]	99,375
Nuance Communications,
Gtd. Bonds	5.63	12/15/26	75,000		77,880
NXP Funding,
Gtd. Notes	4.13	6/1/21	125,000	[b]	127,891
NXP Funding,
Gtd. Notes	4.63	6/15/22	50,000	[b]	52,188
NXP Funding,
Gtd. Notes	3.88	9/1/22	75,000	[b]	75,844
Open Text,
Gtd. Notes	5.63	1/15/23	75,000	[b]	78,281
Open Text,
Gtd. Notes	5.88	6/1/26	75,000	[b]	79,125
Rackspace Hosting,
Gtd. Notes	8.63	11/15/24	75,000	[b]	79,969
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	75,000	[b]	72,094
Sabre Global,
Sr. Scd. Notes	5.25	11/15/23	75,000	[b]	76,034
Solera Finance,
Sr. Unscd. Notes	10.50	3/1/24	75,000	[b]	84,469
Sungard Availability Services Capital,
Gtd. Notes	8.75	4/1/22	100,000	[b]	63,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Information Technology - .3% (continued)
Symantec,
Sr. Unscd. Notes	5.00	4/15/25	75,000	[b]	76,675
TIBCO Software,
Sr. Unscd. Notes	11.38	12/1/21	125,000	[b]	136,412
Veritas US,
Sr. Unscd. Notes	10.50	2/1/24	75,000	[b]	76,688
Western Digital,
Gtd. Notes	10.50	4/1/24	300,000		351,525
					4,487,440
Materials - .6%
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	75,000	[b]	81,937
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	75,000	[b]	83,512
Aleris International,
Gtd. Notes	7.88	11/1/20	100,000		100,410
Aleris International,
Sr. Scd. Notes	9.50	4/1/21	75,000	[b]	79,485
Allegheny Technologies,
Sr. Unscd. Notes	5.95	1/15/21	75,000		77,812
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	75,000		82,554
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.63	4/15/21	27,000	[b]	27,608
Arcelormittal,
Sr. Unscd. Bonds	6.13	6/1/25	75,000		85,687
ArcelorMittal,
Sr. Unscd. Notes	5.50	8/5/20	70,000		74,200
ArcelorMittal,
Sr. Unscd. Notes	5.75	3/1/21	50,000		53,750
ArcelorMittal,
Sr. Unscd. Notes	7.00	3/1/41	60,000		76,500
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	75,000		78,187
Ardagh Packaging Finance,
Gtd. Notes	6.00	6/30/21	50,000	[b]	51,313
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	75,000	[b]	80,884
Ardagh Packaging Finance,
Sr. Scd. Notes	4.63	5/15/23	75,000	[b]	76,031
Ashland,
Gtd. Notes	4.75	8/15/22	135,000		140,737
Ashland,
Gtd. Notes	6.88	5/15/43	50,000		55,625
Axalta Coating Systems,
Gtd. Notes	4.88	8/15/24	75,000	[b]	77,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Materials - .6% (continued)
Ball,
Gtd. Bonds	5.00	3/15/22	250,000		264,687
Ball,
Gtd. Bonds	4.00	11/15/23	75,000		75,469
Ball,
Gtd. Notes	4.38	12/15/20	50,000		51,438
Ball,
Gtd. Notes	5.25	7/1/25	75,000		79,687
Berry Global,
Scd. Notes	5.50	5/15/22	75,000		77,538
Berry Global,
Scd. Notes	5.13	7/15/23	75,000		78,135
Blue Cube Spinco,
Gtd. Notes	9.75	10/15/23	75,000		88,875
Blue Cube Spinco,
Gtd. Notes	10.00	10/15/25	75,000		90,187
BlueScope Steel Finance,
Gtd. Notes	6.50	5/15/21	125,000	[b]	130,312
Cascades,
Gtd. Notes	5.50	7/15/22	19,000	[b]	19,475
Century Aluminum,
Scd. Notes	7.50	6/1/21	50,000	[b]	51,688
CF Industries,
Gtd. Notes	7.13	5/1/20	24,000		26,160
CF Industries,
Gtd. Notes	3.45	6/1/23	75,000		73,571
CF Industries,
Gtd. Notes	4.95	6/1/43	75,000		70,125
CF Industries,
Gtd. Notes	5.38	3/15/44	75,000		73,594
Chemours,
Gtd. Notes	6.63	5/15/23	75,000		79,305
Chemours,
Gtd. Notes	7.00	5/15/25	75,000		82,312
CIMPOR Financial Operations,
Gtd. Notes	5.75	7/17/24	75,000	[b]	73,969
Cleveland-Cliffs,
Gtd. Notes	5.75	3/1/25	75,000	[b]	73,688
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	75,000	[b]	76,031
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	75,000	[b]	79,312
Coveris Holdings,
Gtd. Notes	7.88	11/1/19	125,000	[b]	125,312
Crown Americas,
Gtd. Notes	4.50	1/15/23	75,000		76,875
CVR Partners,
Scd. Notes	9.25	6/15/23	75,000	[b]	80,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Materials - .6% (continued)
Flex Acquisition,
Sr. Unscd. Notes	6.88	1/15/25	75,000	[b]	77,109
FMG Resources August 2006,
Gtd. Notes	4.75	5/15/22	50,000	[b]	50,938
Freeport-McMoRan,
Gtd. Notes	4.00	11/14/21	50,000		50,775
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	350,000		348,250
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	300,000		299,625
Freeport-McMoRan,
Gtd. Notes	5.40	11/14/34	75,000		78,600
GCP Applied Technologies,
Gtd. Notes	9.50	2/1/23	75,000	[b]	82,875
H.B. Fuller,
Sr. Unscd. Notes	4.00	2/15/27	60,000		58,050
Hexion,
Sr. Scd. Notes	6.63	4/15/20	250,000		228,750
Hudbay Minerals,
Gtd. Notes	7.25	1/15/23	75,000	[b]	80,437
Hudbay Minerals,
Gtd. Notes	7.63	1/15/25	75,000	[b]	82,875
Huntsman International,
Gtd. Notes	4.88	11/15/20	125,000		130,469
Imperial Metals,
Gtd. Notes	7.00	3/15/19	135,000	[b]	128,925
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	75,000	[b]	77,156
Kinross Gold,
Gtd. Notes	5.13	9/1/21	75,000		79,125
Kinross Gold,
Gtd. Notes	5.95	3/15/24	50,000		55,194
Kinross Gold,
Gtd. Notes	4.50	7/15/27	70,000	[b]	70,875
Koppers,
Gtd. Notes	6.00	2/15/25	75,000	[b]	79,312
Momentive Performance Materials,
Sr. Scd. Notes	3.88	10/24/21	75,000		78,523
Novelis,
Gtd. Notes	6.25	8/15/24	75,000	[b]	78,750
Novelis,
Gtd. Notes	5.88	9/30/26	75,000	[b]	77,438
Owens-Brockway Glass Container,
Gtd. Notes	5.00	1/15/22	300,000	[b]	313,500
Platform Specialty Products,
Sr. Unscd. Notes	6.50	2/1/22	125,000	[b]	129,256
PolyOne,
Sr. Unscd. Notes	5.25	3/15/23	75,000		78,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Materials - .6% (continued)
PQ,
Sr. Scd. Notes	6.75	11/15/22	75,000	[b]	80,437
Rayonier AM Products,
Gtd. Notes	5.50	6/1/24	75,000	[b]	75,656
Resolute Forest Products,
Gtd. Notes	5.88	5/15/23	75,000		78,000
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	75,000	[b]	79,922
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/23	75,000	[b]	77,344
Sealed Air,
Gtd. Notes	6.50	12/1/20	50,000	[b]	54,188
Sealed Air,
Gtd. Notes	5.25	4/1/23	60,000	[b]	64,050
Sealed Air,
Gtd. Notes	5.13	12/1/24	120,000	[b]	127,500
Sealed Air,
Gtd. Notes	5.50	9/15/25	45,000	[b]	48,600
Signode Industrial Group,
Gtd. Notes	6.38	5/1/22	75,000	[b]	78,281
Silgan Holdings,
Sr. Unscd. Notes	5.00	4/1/20	75,000		75,375
St. Marys Cement,
Gtd. Notes	5.75	1/28/27	75,000	[b]	79,290
Standard Industries,
Sr. Unscd. Notes	5.50	2/15/23	75,000	[b]	78,187
Steel Dynamics,
Gtd. Notes	5.13	10/1/21	125,000		128,437
Steel Dynamics,
Gtd. Notes	5.00	12/15/26	75,000		78,187
Taseko Mines,
Sr. Scd. Notes	8.75	6/15/22	100,000	[b]	104,500
Teck Resources,
Gtd. Bonds	6.00	8/15/40	50,000		55,813
Teck Resources,
Gtd. Notes	4.75	1/15/22	50,000		52,000
Teck Resources,
Gtd. Notes	3.75	2/1/23	75,000		75,469
Teck Resources,
Gtd. Notes	8.50	6/1/24	75,000	[b]	84,844
Teck Resources,
Gtd. Notes	5.40	2/1/43	100,000		103,250
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	50,000	[b]	50,875
Tronox Finance,
Gtd. Notes	7.50	3/15/22	125,000	[b]	130,000
Tronox Finance,
Gtd. Notes	5.75	10/1/25	60,000	[b]	61,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Materials - .6% (continued)
United States Steel,
Sr. Scd. Notes	8.38	7/1/21	61,000	[b]	65,880
United States Steel,
Sr. Unscd. Notes	7.38	4/1/20	45,000		48,600
United States Steel,
Sr. Unscd. Notes	6.88	8/15/25	100,000		105,500
WR Grace & Co-Conn,
Gtd. Notes	5.13	10/1/21	75,000	[b]	78,750
					8,418,031
Real Estate - .1%
Crescent Communities,
Sr. Scd. Notes	8.88	10/15/21	60,000	[b]	63,900
Equinix,
Sr. Unscd. Notes	5.38	4/1/23	75,000		77,438
Equinix,
Sr. Unscd. Notes	5.88	1/15/26	275,000		292,875
ESH Hospitality,
Gtd. Notes	5.25	5/1/25	75,000	[b]	75,750
FelCor Lodging,
Gtd. Notes	6.00	6/1/25	50,000		52,250
FelCor Lodging,
Sr. Scd. Notes	5.63	3/1/23	75,000		77,250
GEO Group,
Gtd. Notes	6.00	4/15/26	100,000		102,500
Iron Mountain,
Gtd. Notes	6.00	8/15/23	75,000		78,656
Iron Mountain,
Gtd. Notes	5.75	8/15/24	125,000		126,094
iStar,
Sr. Unscd. Bonds	6.00	4/1/22	100,000		102,500
iStar,
Sr. Unscd. Notes	5.00	7/1/19	150,000		150,750
MPT Operating Partnership,
Gtd. Notes	5.25	8/1/26	75,000		77,625
Realogy Group,
Gtd. Notes	5.25	12/1/21	50,000	[b]	51,625
Realogy Group,
Gtd. Notes	4.88	6/1/23	75,000	[b]	74,554
RHP Hotel Properties,
Gtd. Notes	5.00	4/15/21	60,000		60,900
SBA Communications,
Sr. Unscd. Notes	4.88	7/15/22	200,000		205,250
Starwood Property Trust,
Sr. Unscd. Notes	5.00	12/15/21	75,000		78,328
Uniti Group,
Gtd. Notes	8.25	10/15/23	300,000		285,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Real Estate - .1% (continued)
Uniti Group,
Sr. Scd. Notes	6.00	4/15/23	75,000	[b]	73,031
					2,107,026
Telecommunications - .4%
CenturyLink,
Sr. Unscd. Bonds, Ser. P	7.60	9/15/39	120,000		106,050
CenturyLink,
Sr. Unscd. Notes, Ser. S	6.45	6/15/21	75,000		76,589
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	125,000		122,344
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	125,000		127,187
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	175,000		176,750
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	75,000	[b]	72,563
CommScope,
Gtd. Notes	5.00	6/15/21	75,000	[b]	76,688
CommScope,
Gtd. Notes	5.50	6/15/24	75,000	[b]	78,000
CommScope Technologies,
Gtd. Notes	6.00	6/15/25	75,000	[b]	79,289
Consolidated Communications,
Gtd. Notes	6.50	10/1/22	75,000		67,688
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	100,000		97,239
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	300,000		248,250
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	100,000		66,500
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	300,000		236,250
GCI,
Sr. Unscd. Notes	6.75	6/1/21	75,000		76,688
HC2 Holdings,
Sr. Scd. Notes	11.00	12/1/19	50,000	[b]	51,563
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	180,000		197,325
Hughes Satellite Systems,
Sr. Scd. Notes	6.50	6/15/19	190,000		199,033
Inmarsat Finance,
Gtd. Notes	4.88	5/15/22	125,000	[b]	124,687
Intelsat Jackson Holdings,
Gtd. Bonds	5.50	8/1/23	150,000		118,125
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	210,000		185,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Telecommunications - .4% (continued)
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	100,000		85,625
Intelsat Jackson Holdings,
Gtd. Notes	9.75	7/15/25	150,000	[b]	138,330
Intelsat Jackson Holdings,
Sr. Scd. Notes	8.00	2/15/24	75,000	[b]	78,937
Level 3 Financing,
Gtd. Notes	5.38	8/15/22	300,000		305,250
Nokia,
Sr. Unscd. Notes	3.38	6/12/22	50,000		49,020
Sable International Finance,
Gtd. Notes	6.88	8/1/22	75,000	[b]	79,219
SoftBank Group,
Gtd. Notes	4.50	4/15/20	50,000	[b]	50,940
Sprint,
Gtd. Notes	7.88	9/15/23	300,000		317,625
Sprint,
Gtd. Notes	7.13	6/15/24	300,000		304,875
Sprint Capital,
Gtd. Notes	6.88	11/15/28	100,000		103,625
Sprint Capital,
Gtd. Notes	8.75	3/15/32	100,000		118,500
Sprint Communications,
Gtd. Notes	7.00	3/1/20	100,000	[b]	107,000
Sprint Communications,
Sr. Unscd. Notes	6.00	11/15/22	300,000		300,000
Telecom Italia,
Sr. Unscd. Notes	5.30	5/30/24	75,000	[b]	79,500
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	150,000		158,812
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	100,000		115,500
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	150,000		187,441
Telesat,
Gtd. Notes	8.88	11/15/24	75,000	[b]	83,625
T-Mobile USA,
Gtd. Notes	4.00	4/15/22	50,000		51,094
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	225,000		234,405
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	250,000		266,562
T-Mobile USA,
Gtd. Notes	5.38	4/15/27	200,000		210,500
West,
Sr. Scd. Notes	4.75	7/15/21	50,000	[b]	50,750
Windstream Services,
Gtd. Notes	7.75	10/15/20	70,000		60,375

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Telecommunications - .4% (continued)
Windstream Services,
Gtd. Notes	6.38	8/1/23	75,000		44,063
Zayo Group,
Gtd. Notes	6.00	4/1/23	75,000		78,844
Zayo Group,
Gtd. Notes	6.38	5/15/25	75,000		78,937
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[b]	76,410
					6,399,634
Utilities - .1%
AES,
Sr. Unscd. Notes	4.88	5/15/23	300,000		308,700
AmeriGas Partners,
Sr. Unscd. Notes	5.63	5/20/24	75,000		79,031
AmeriGas Partners,
Sr. Unscd. Notes	5.88	8/20/26	75,000		78,000
Calpine,
Sr. Scd. Notes	6.00	1/15/22	200,000	[b]	207,070
Calpine,
Sr. Scd. Notes	5.88	1/15/24	75,000	[b]	76,875
Calpine,
Sr. Scd. Notes	5.25	6/1/26	130,000	[b]	128,050
Dynegy,
Gtd. Notes	7.38	11/1/22	150,000		158,835
Dynegy,
Gtd. Notes	7.63	11/1/24	75,000		81,405
Dynegy,
Gtd. Notes	8.13	1/30/26	120,000	[b]	132,786
Enel,
Jr. Sub. Bonds	8.75	9/24/73	75,000	[b]	93,094
FirstEnergy Solutions,
Gtd. Notes	6.80	8/15/39	70,000		31,150
InterGen,
Sr. Scd. Notes	7.00	6/30/23	75,000	[b]	74,813
IPALCO Enterprises,
Sr. Scd. Notes	3.70	9/1/24	60,000		59,630
NGL Energy Partners,
Gtd. Notes	6.13	3/1/25	75,000		75,281
NRG Energy,
Gtd. Notes	6.25	7/15/22	75,000		78,094
NRG Energy,
Gtd. Notes	7.25	5/15/26	75,000		82,057
NRG Energy,
Gtd. Notes	6.63	1/15/27	75,000		79,500
NRG Yield Operating,
Gtd. Notes	5.38	8/15/24	75,000		76,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.1% (continued)
Utilities - .1% (continued)
Talen Energy Supply,
Gtd. Notes	9.50	7/15/22	75,000	[b]	78,787
Talen Energy Supply,
Sr. Unscd. Notes	7.00	10/15/27	50,000		40,750
Terraform Global Operating,
Gtd. Notes	9.75	8/15/22	75,000	[b]	83,437
					2,103,418
Total Bonds and Notes
(cost $76,679,928)					76,180,315
Description			Shares		Value ($)
Common Stocks - 4.8%
Exchange-Traded Funds - 4.8%
iShares TIPS Bond ETF
(cost $69,082,204)			628,626		71,103,887
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .4%
Call Options - .1%
Swiss Market Index,
Contracts 5,530 Goldman Sachs
International	9,247	3/2018	51,135,910		909,631
Swiss Market Index,
Contracts 2,100 Goldman Sachs
International	9,437	3/2018	19,817,700		151,407
					1,061,038
Put Options - .3%
S&P E-Mini Index,
Contracts 1,989 Morgan Stanley Capital
Services	2,250	12/2018	223,762,500		3,301,740
S&P E-Mini Index,
Contracts 1,989 Morgan Stanley Capital
Services	2,100	9/2018	208,845,000		1,412,190
					4,713,930
Total Options Purchased
(cost $7,783,857)					5,774,968

Short-Term Investments - 75.2%
U. S. Treasury Bills	1.23	2/22/18	259,296,500		259,116,030
U. S. Treasury Bills	1.26	3/1/18	414,874,400		414,423,846
U. S. Treasury Bills	1.27	3/8/18	444,200,100	[c]	443,619,797
Total Short-Term Investments
(cost $1,117,227,259)					1,117,159,673

Description	Shares	Value ($)
Other Investment - 8.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $128,299,220)	128,299,220 [d]	128,299,220
Total Investments (cost $1,399,072,468)	94.1%	1,398,518,063
Cash and Receivables (Net)	5.9%	87,061,632
Net Assets	100.0%	1,485,579,695

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation Protected Securities

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $31,559,253 or 2.12% of net assets.

[c]	Held by a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	76,180,315	-	76,180,315
Exchange-Traded Funds	71,103,887	-	-	71,103,887
Registered Investment Company	128,299,220	-	-	128,299,220
U.S. Treasury	-	1,117,159,673	-	1,117,159,673
Other Financial Instruments:
Futures†	51,205,634	-	-	51,205,634
Forward Foreign Currency Exchange	-	27,136,748	-	27,136,748
Contracts†
Options Purchased	4,713,930	1,061,038	-	5,774,968
Swaps†	-	95,251	-	95,251
Liabilities ($)
Other Financial Instruments:
Futures†	(35,621,860)	-	-	(35,621,860)
Forward Foreign Currency Exchange
Contracts†	-	(43,554,708)	-	(43,554,708)
Options Written	-	(3,636,394)	-	(3,636,394)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
ASX SPI 200	487	3/2018	59,003,726[a]	58,677,417	(326,309)
Australian 10 Year Bond	3,512	3/2018	367,344,274[a]	361,082,246	(6,262,028)
Brent Crude	207	6/2018	12,023,647[b]	14,125,680	2,102,033
CAC 40 10 Euro	874	2/2018	59,926,520[a]	59,470,066	(456,454)
Canadian 10 year Bond	2,707	3/2018	299,324,928[a]	291,013,504	(8,311,424)
Cocoa	302	5/2018	5,936,820[b]	6,100,400	163,580
Cotton No.2	256	5/2018	10,559,887[b]	10,030,080	(529,807)
Crude Oil	116	6/2018	7,274,828[b]	7,419,360	144,532
Crude Soybean Oil	571	5/2018	11,265,440[b]	11,401,728	136,288
DAX	175	3/2018	71,269,578[a]	71,599,451	329,873
Euro-Bond	1,081	3/2018	16,431,196[a]	21,715,559	5,284,363
FTSE 100	1,438	3/2018	151,101,859[a]	152,456,992	1,355,133
FTSE/MIB Index	283	3/2018	39,765,538[a]	41,277,860	1,512,322
Gold 100 oz	126	4/2018	16,686,621[b]	16,923,060	236,439
IBEX 35 Index	385	2/2018	49,975,336[a]	49,901,725	(73,611)
Live Cattle	13	4/2018	623,959[b]	639,210	15,251
LME Primary Aluminum	29	3/2018	1,467,125[b]	1,604,969	137,844
LME Primary Nickel	10	3/2018	658,620[b]	814,770	156,150
LME Refined Pig Lead	4	3/2018	250,012[b]	261,800	11,788
LME Zinc	7	3/2018	543,658[b]	621,162	77,504
Low Sulphur Gas oil	170	6/2018	10,396,289[b]	10,251,000	(145,289)
NY Harbor ULSD	72	6/2018	6,175,894[b]	6,136,906	(38,988)
Platinum	257	4/2018	12,505,719[b]	12,905,255	399,536
S&P/Toronto Stock
Exchange 60 Index	174	3/2018	27,065,606[a]	26,680,000	(385,606)
Soybean Meal	345	5/2018	11,787,450[b]	11,781,750	(5,700)
Standard & Poor's 500 E-
mini	2,878	3/2018	385,255,481	406,632,620	21,377,139
Topix	918	3/2018	149,708,731[a]	154,681,781	4,973,050
U.S. Treasury 10 Year
Notes	6,370	3/2018	791,700,580	774,452,656	(17,247,924)
Futures Short
Amsterdam Exchange
Index	96	2/2018	(13,345,887)[a]	(13,324,195)	21,692
Chicago SRW Wheat	382	5/2018	(8,411,705)[b]	(8,891,050)	(479,345)
Coffee "C"	153	5/2018	(7,171,886)[b]	(7,125,975)	45,911
Copper	24	3/2018	(1,826,016)[b]	(1,917,300)	(91,284)
Corn No.2 Yellow	674	5/2018	(12,272,866)[b]	(12,452,150)	(179,284)
Euro-Bond	1,197	3/2018	(241,911,786)[a]	(236,029,423)	5,882,363
Gasoline	143	5/2018	(12,407,169)[b]	(12,423,411)	(16,242)

STATEMENT OF FUTURES (Unaudited) (continued)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short (continued)
Hang Seng	120	2/2018	(25,150,121)[a]	(25,191,463)	(41,342)
Hard Red Winter Wheat	310	5/2018	(6,830,540)[b]	(7,471,000)	(640,460)
Lean Hog	23	4/2018	(707,997)[b]	(664,700)	43,297
Long Gilt	2,113	3/2018	(373,236,887)[a]	(366,437,341)	6,799,546
Natural Gas	20	5/2018	(568,007)[b]	(570,800)	(2,793)
NYMEX Palladium	73	3/2018	(7,185,785)[b]	(7,471,915)	(286,130)
Silver	60	3/2018	(5,152,518)[b]	(5,172,300)	(19,782)
Soybean	185	5/2018	(9,283,120)[b]	(9,314,750)	(31,630
Sugar No.11	456	5/2018	(6,777,898)[b]	(6,828,326)	(50,428)
Gross Unrealized Appreciation					51,205,634
Gross Unrealized Depreciation					(35,621,860)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
[b] These securities are wholly-owned by the Subsidiary.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Call Options:
S&P 500 E-mini Index	Morgan Stanley
February 2018 @ 287.5	Capital Services	3,978	57,183,750	(2,088,450)
Put Options:
Swiss Market Index	Goldman Sachs
March 2018 @ 9,247	International	5,530	51,135,910	(951,775)
Swiss Market Index	Goldman Sachs
March 2018 @ 9,437	International	2,100	19,817,700	(596,169)
Total Options Written
(premiums received $3,199,345)				(3,636,394)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Canadian Dollar	32,639,000	Dollar	26,499,255	3/22/18	51,628
		United States
Euro	2,242,000	Dollar	2,712,710	3/22/18	79,961
		United States
British Pound	1,548,000	Dollar	2,109,690	3/22/18	92,469
		United States
Japanese Yen	134,771,000	Dollar	1,204,285	3/22/18	33,683
		United States
Swedish Krona	19,591,000	Dollar	2,408,779	3/22/18	85,862
United States
Dollar	5,247,518	Australian Dollar	6,951,874	3/22/18	(353,442)
United States
Dollar	18,737,132	Canadian Dollar	24,116,000	3/22/18	(880,537)
United States
Dollar	26,344,010	Norwegian Krone	212,794,447	3/22/18	(1,302,571)
Bank of Montreal
		United States
Australian Dollar	11,011,000	Dollar	8,911,863	3/22/18	(40,562)
		United States
Swiss Franc	45,360,921	Dollar	46,095,452	3/22/18	2,830,367
		United States
British Pound	19,740,878	Dollar	27,704,563	3/22/18	378,486
		United States
Japanese Yen	1,459,316,000	Dollar	13,460,264	3/22/18	(55,398)
United States
Dollar	5,950,454	Canadian Dollar	7,415,544	3/22/18	(81,877)
United States
Dollar	11,497,757	Swiss Franc	10,712,000	3/22/18	(56,095)
United States
Dollar	32,883,465	Euro	26,389,000	3/22/18	12,909
United States
Dollar	20,854,816	Japanese Yen	2,333,449,664	3/22/18	(579,595)
United States
Dollar	2,860,384	Swedish Krona	22,441,000	3/22/18	2,835
Citigroup
		United States
Australian Dollar	28,471,779	Dollar	22,411,622	3/22/18	527,414
		United States
Canadian Dollar	59,365,283	Dollar	47,533,093	3/22/18	758,848
		United States
Swiss Franc	60,747,876	Dollar	62,264,941	3/22/18	3,257,088
		United States
Euro	30,267,500	Dollar	36,959,870	3/22/18	741,807

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
		United States
British Pound	42,696,220	Dollar	58,739,056	3/22/18	1,999,887
		United States
Japanese Yen	3,588,398,348	Dollar	31,793,704	3/22/18	1,168,312
		United States
Norwegian Krone 141,907,513		Dollar	17,763,436	3/22/18	673,406
		United States
Swedish Krona	36,433,000	Dollar	4,393,488	3/22/18	245,748
United States
Dollar	22,644,688	Australian Dollar	28,927,787	3/22/18	(661,743)
United States
Dollar	26,432,860	Canadian Dollar	33,074,302	3/22/18	(472,128)
United States
Dollar	19,817,583	Swiss Franc	19,161,725	3/22/18	(850,055)
United States
Dollar	41,452,698	Euro	33,749,753	3/22/18	(586,528)
United States
Dollar	46,521,319	British Pound	34,715,037	3/22/18	(2,863,724)
United States
Dollar	27,006,677	Japanese Yen	2,984,508,900	3/22/18	(408,181)
United States
Dollar	20,700,605	Norwegian Krone	169,394,832	3/22/18	(1,307,432)
United States		New Zealand
Dollar	34,409,484	Dollar	48,778,888	3/22/18	(1,519,518)
United States
Dollar	25,301,780	Swedish Krona	209,871,393	3/22/18	(1,422,422)
Credit Suisse International
		United States
British Pound	6,761,322	Dollar	9,399,117	3/22/18	219,429
United States
Dollar	3,528,419	Canadian Dollar	4,402,056	3/22/18	(52,526)
United States
Dollar	24,486,091	British Pound	18,309,069	3/22/18	(1,560,090)
United States
Dollar	5,184,931	Japanese Yen	573,868,136	3/22/18	(86,460)
United States
Dollar	23,299,578	Swedish Krona	195,357,755	3/22/18	(1,576,514)
Goldman Sachs International
		United States
Australian Dollar	24,422,221	Dollar	19,101,302	3/22/18	575,102
		United States
Canadian Dollar	40,393,557	Dollar	32,400,261	3/22/18	458,729
		United States
Swiss Franc	15,989,078	Dollar	16,495,236	3/22/18	750,418
		United States
Euro	22,065,500	Dollar	26,905,876	3/22/18	579,260
		United States
British Pound	12,987,644	Dollar	17,998,075	3/22/18	477,934
		United States
Japanese Yen	1,153,787,888	Dollar	10,400,061	3/22/18	198,309

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs International (continued)
		United States
Norwegian Krone 134,398,987		Dollar	16,772,496	3/22/18	688,827
United States
Dollar	22,739,793	Australian Dollar	29,033,213	3/22/18	(651,577)
United States
Dollar	31,972,661	Canadian Dollar	40,591,636	3/22/18	(1,047,461)
United States
Dollar	8,274,442	Swiss Franc	7,970,275	3/22/18	(322,214)
United States
Dollar	51,708,770	Euro	43,148,804	3/22/18	(2,038,063)
United States
Dollar	28,535,960	British Pound	21,259,514	3/22/18	(1,707,476)
United States
Dollar	22,062,679	Japanese Yen	2,483,286,789	3/22/18	(748,094)
United States
Dollar	12,274,689	Norwegian Krone	102,318,168	3/22/18	(1,018,645)
United States		New Zealand
Dollar	31,660,193	Dollar	43,890,416	3/22/18	(668,113)
United States
Dollar	11,224,105	Swedish Krona	94,110,539	3/22/18	(759,563)
HSBC
United States
Dollar	13,235,477	Canadian Dollar	17,024,000	3/22/18	(613,055)
United States
Dollar	24,323,613	Swedish Krona	203,873,228	3/22/18	(1,636,806)
Morgan Stanley Capital Services
		United States
Australian Dollar	21,454,000	Dollar	16,424,195	3/22/18	860,783
		United States
Canadian Dollar	40,921,160	Dollar	32,971,341	3/22/18	316,839
		United States
Swiss Franc	33,511,060	Dollar	34,422,182	3/22/18	1,722,500
		United States
British Pound	17,267,936	Dollar	23,348,346	3/22/18	1,216,737
		United States
Japanese Yen	1,114,798,764	Dollar	9,916,616	3/22/18	323,611
		United States
Norwegian Krone	13,900,500	Dollar	1,683,343	3/22/18	122,631
United States
Dollar	7,485,014	Canadian Dollar	9,599,500	3/22/18	(323,902)
United States
Dollar	63,915,452	Euro	53,316,808	3/22/18	(2,496,808)
United States
Dollar	8,150,608	British Pound	6,058,000	3/22/18	(467,403)
United States
Dollar	15,370,333	Japanese Yen	1,735,699,496	3/22/18	(573,313)
United States
Dollar	1,228,084	Norwegian Krone	10,246,335	3/22/18	(103,136)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services (continued)
United States		New Zealand
Dollar	18,210,860	Dollar	25,893,889	3/22/18	(861,768)
United States		New Zealand
Dollar	9,504,403	Dollar	13,260,896	6/22/18	(259,174)
United States
Dollar	19,445,126	Swedish Krona	163,093,000	3/22/18	(1,322,498)
Royal Bank of Canada
		United States
Swiss Franc	45,720,624	Dollar	46,454,843	3/22/18	2,858,948
		United States
Japanese Yen	5,472,487,000	Dollar	49,204,163	3/22/18	1,064,561
		United States
Norwegian Krone	220,514,000	Dollar	27,426,228	3/22/18	1,223,290
		United States
Swedish Krona	116,089,000	Dollar	14,244,189	3/22/18	538,130
United States
Dollar	54,961,743	Australian Dollar	69,933,000	3/22/18	(1,381,615)
United States
Dollar	18,085,375	Canadian Dollar	23,269,475	3/22/18	(843,670)
United States
Dollar	9,115,612	Swiss Franc	8,890,000	3/22/18	(473,050)
United States
Dollar	8,303,377	Euro	6,923,000	3/22/18	(320,021)
United States
Dollar	89,142,660	British Pound	66,356,729	3/22/18	(5,255,335)
United States
Dollar	16,014,236	Japanese Yen	1,808,398,000	3/22/18	(597,198)
United States		New Zealand
Dollar	5,400,163	Dollar	7,803,094	3/22/18	(347,352)
Gross Unrealized Appreciation					27,136,748
Gross Unrealized Depreciation					(43,554,708)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
Dynamic Total Return Fund
January 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

		(Pay)		Upfront
		Receive		Premiums
Reference	Notional	Fixed	Market	Received	Unrealized
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	Appreciation ($)
Sold Contracts:[2]
Bank of America
Markit CDX North
America High Yield
Series 29
12/20/2022††	4,000,000	5.00	357,089	(276,930)	80,159
Markit CDX North
America High Yield
Series 29
12/20/2022††	1,500,000	5.00	133,908	(118,816)	15,092
Gross Unrealized Appreciation					95,251

†	Clearing House-Chicago Mercantile Exchange
††	Expiration Date

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the

NOTES

termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2018, accumulated net unrealized depreciation on investments was $991,454, consisting of $3,276,378 gross unrealized appreciation and $6,850,773 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)